Financial Statements

Nassau Life Variable Accumulation Account

December 31, 2022

With Report of Independent Registered Public Accounting Firm

Nassau Life Variable Accumulation Account

Financial Statements

December 31, 2022

Contents

Audited Financial Statements

Nassau Life Variable Accumulation Account

Statements of Net Assets

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio (a)	59,307	$644,733	$483,350	$483,350	313,819	$1.50	$1.66
Alger Capital Appreciation Portfolio	14,719	621,319	804,397	804,397	252,349	4.31	4.08
AMT Sustainable Equity Portfolio	34,992	915,787	941,625	941,625	753,998	1.23	1.27
Calvert VP S&P MidCap 400 Index Portfolio	7,443	622,431	811,694	811,694	262,395	3.04	3.26
DWS Equity 500 Index VIP	231,393	3,439,517	5,315,106	5,315,106	1,368,697	3.34	4.21
DWS Small Cap Index VIP	11,393	126,173	138,087	138,087	54,635	2.48	2.67
Federated Hermes Fund for U.S. Government Securities II	254,508	2,876,224	2,341,477	2,341,477	1,750,783	1.14	1.44
Federated Hermes Government Money Fund II	5,894,136	5,894,136	5,894,136	5,894,136	6,676,865	0.78	0.93
Federated Hermes High Income Bond Fund II	171,704	1,303,976	916,898	916,898	360,046	2.42	2.94
Fidelity® VIP Contrafund® Portfolio	248,177	5,638,324	9,338,882	9,338,882	2,403,079	4.27	4.80
Fidelity® VIP Growth Opportunities Portfolio	72,470	1,973,378	2,961,853	2,961,853	801,276	4.31	4.25
Fidelity® VIP Growth Portfolio	23,394	1,041,760	1,660,483	1,660,483	559,823	3.64	3.82
Fidelity® VIP Investment Grade Bond Portfolio	155,846	1,941,396	1,659,755	1,659,755	1,242,400	1.23	1.43
Franklin Income VIP Fund	108,453	1,861,296	1,597,508	1,597,508	856,315	1.82	2.12
Franklin Mutual Shares VIP Fund	198,244	3,044,735	3,005,378	3,005,378	1,163,787	2.23	2.64
FTVIP Franklin DynaTech Fund (a)	20,383	140,667	60,537	60,537	24,071	2.51	2.52
Guggenheim VT Long Short Equity Fund	2,884	26,174	43,527	43,527	23,533	1.85	1.94
Invesco V.I. American Franchise Fund	18,561	812,546	795,167	795,167	308,625	2.44	2.69
Invesco V.I. Capital Appreciation Fund Series II (a)	3,599	192,545	118,986	118,986	46,189	2.57	2.69
Invesco V.I. Core Equity Fund Series I	10,750	291,608	263,917	263,917	111,168	2.32	2.53
Invesco V.I. Equity and Income Fund Series II	24,850	424,813	398,344	398,344	177,586	2.12	2.39
Invesco V.I. Global Fund Series II (a)	9,699	327,035	293,884	293,884	144,671	1.92	2.17
Invesco V.I. Main Street Mid Cap Fund® (a)	15,845	187,720	135,952	135,952	55,785	2.29	2.70
Invesco V.I. Main Street Small Cap Fund® (a)	31,984	607,886	721,553	721,553	285,320	2.41	2.81
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio Service	4,178	98,397	51,262	51,262	19,010	2.44	2.82
Lord Abbett Series Fund Bond Debenture Portfolio	32,463	375,848	331,126	331,126	166,924	1.81	2.13
Lord Abbett Series Fund Growth and Income Portfolio	58,185	1,592,309	1,908,452	1,908,452	788,209	2.22	2.60
Lord Abbett Series Fund Mid Cap Stock Portfolio	21,110	422,853	487,211	487,211	221,278	2.01	2.36
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	10,993	101,038	134,549	134,549	71,959	1.82	1.95
Morningstar Balanced ETF Asset Allocation Portfolio	132,683	1,385,912	1,276,411	1,276,411	825,379	1.46	1.57
Morningstar Growth ETF Asset Allocation Portfolio	32,719	331,430	335,701	335,701	188,287	1.68	1.85

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Net Assets (continued)

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Morningstar Income and Growth ETF Asset Allocation Portfolio	131,264	$1,422,838	$1,206,318	$1,206,318	918,209	$1.23	$1.36
Neuberger Berman AMT Mid Cap Growth Portfolio	3,878	92,684	75,347	75,347	47,119	1.55	1.64
PIMCO CommodityReal Return® Strategy Portfolio	96,629	1,669,659	677,369	677,369	870,194	0.71	0.83
PIMCO Real Return Portfolio	27,036	342,799	310,909	310,909	219,777	1.35	1.47
PIMCO Total Return Portfolio	109,953	1,152,048	987,381	987,381	687,733	1.33	1.54
Rydex VT Inverse Government Long Bond Strategy Fund	20	7,269	1,954	1,954	8,013	0.24	0.24
Templeton Developing Markets VIP Fund Class 1	86,446	612,828	650,936	650,936	400,623	1.62	1.62
Templeton Developing Markets VIP Fund Class 2	67,997	663,663	507,256	507,256	336,245	1.07	3.26
Templeton Foreign VIP Fund Class 1	335,611	3,466,523	4,175,002	4,175,002	1,149,705	3.63	3.63
Templeton Foreign VIP Fund Class 2	60,189	1,016,311	732,495	732,495	430,955	1.53	1.66
Templeton Global Bond VIP Fund	117,303	1,271,035	1,542,533	1,542,533	357,762	4.31	4.31
Templeton Growth VIP Fund Class 1	1,525,379	19,710,221	15,970,717	15,970,717	2,434,092	6.56	6.56
Templeton Growth VIP Fund Class 2	175,318	2,274,351	1,795,256	1,795,256	1,005,113	1.62	1.94
TVST Touchstone Balanced Fund	24,493	268,725	243,461	243,461	112,973	2.15	2.23
TVST Touchstone Bond Fund	80,883	822,537	700,448	700,448	553,573	1.18	1.34
TVST Touchstone Common Stock Fund	297,146	3,528,827	2,837,740	2,837,740	961,506	2.74	3.11
TVST Touchstone Small Company Fund	57,518	742,921	671,237	671,237	232,252	2.67	3.03
Virtus Duff & Phelps Real Estate Securities Series	262,274	3,750,721	4,741,917	4,741,917	629,145	4.95	6.62
Virtus KAR Capital Growth Series	1,981,138	32,922,975	50,875,633	50,875,633	3,254,812	2.38	1.76
Virtus KAR Enhanced Core Equity Series	611,665	7,038,510	7,083,079	7,083,079	2,280,662	2.44	2.78
Virtus KAR Small-Cap Growth Series	385,934	6,491,731	8,660,354	8,660,354	1,037,525	7.48	9.01
Virtus KAR Small-Cap Value Series	330,852	4,010,523	4,645,155	4,645,155	1,142,322	3.55	4.94
Virtus Newfleet Multi-Sector Intermediate Bond Series	992,924	9,430,736	8,151,910	8,151,910	1,690,479	2.01	2.51
Virtus SGA International Growth Series	920,987	10,993,711	10,508,463	10,508,463	3,951,209	2.07	1.80
Virtus Strategic Allocation Series	2,269,454	28,618,211	25,395,194	25,395,194	2,239,154	2.02	2.52
Wanger Acorn (a)	1,555,659	22,570,407	17,034,463	17,034,463	1,819,571	3.31	4.32
Wanger International	690,779	10,920,388	12,074,809	12,074,809	1,601,469	3.51	3.19
Wanger Select	248,990	2,488,237	1,546,229	1,546,229	314,494	2.99	4.12

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2022 and 2021

	AB VPS Balanced Hedged Allocation Portfolio (a)	Alger Capital Appreciation Portfolio	AMT Sustainable Equity Portfolio
Net assets as of December 31, 2020	$ 817,284	$ 1,410,290	$ 1,240,184

Investment income (loss):
Dividend distributions	1,682	-	2,195
Investment Expenses:
Mortality and expense risk and administrative charges	9,895	17,791	17,135

Net investment income (loss)	(8,213)	(17,791)	(14,940)

Increase (decrease) in net assets from operations:
Capital gain distributions	12,744	12,444	44,571
Realized capital gain (loss) on investments	14,623	315,959	24,111
Change in unrealized appreciation (depreciation)	56,315	(73,048)	194,004

Net gain (loss) on investments	83,682	255,355	262,686

Net increase (decrease) in net assets from operations	75,469	237,564	247,746

Contract owner transactions:
Deposits	2,379	1,938	14,912
Terminations, withdrawals and annuity payments	(148,879)	(120,943)	(163,296)
Transfers between subaccounts, net	(79,811)	(984)	(37,121)
Maintenance charges and mortality adjustments	(4,652)	(935)	(7,249)

Increase (decrease) in net assets from contract transactions	(230,963)	(120,924)	(192,754)

Total increase (decrease) in net assets	(155,494)	116,640	54,992

Net assets as of December 31, 2021	$ 661,790	$ 1,526,930	$ 1,295,174

Investment income (loss):
Dividend distributions	17,290	-	1,292
Investment Expenses:
Mortality and expense risk and administrative charges	(8,251)	(12,877)	(14,327)

Net investment income (loss)	9,039	(12,877)	(13,035)

Increase (decrease) in net assets from operations:
Capital gain distributions	56,324	72,209	98,689
Realized capital gain (loss) on investments	(2,904)	(25,676)	13,611
Change in unrealized appreciation (depreciation)	(194,976)	(573,817)	(350,938)

Net gain (loss) on investments	(141,556)	(527,284)	(238,638)

Net increase (decrease) in net assets from operations	(132,517)	(540,161)	(251,673)

Contract owner transactions:
Deposits	224	240	1,041
Terminations, withdrawals and annuity payments	(44,129)	(187,045)	(73,300)
Transfers between subaccounts, net	(545)	3,911	(25,112)
Maintenance charges and mortality adjustments	(1,473)	522	(4,505)

Increase (decrease) in net assets from contract transactions	(45,923)	(182,372)	(101,876)

Total increase (decrease) in net assets	(178,440)	(722,533)	(353,549)

Net assets as of December 31, 2022	$ 483,350	$ 804,397	$ 941,625

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Calvert VP S&P MidCap 400 Index Portfolio	DWS Equity 500 Index VIP	DWS Small Cap Index VIP
Net assets as of December 31, 2020	$ 1,063,063	$ 5,691,216	$ 237,459

Investment income (loss):
Dividend distributions	8,092	87,734	2,234
Investment Expenses:
Mortality and expense risk and administrative charges	12,775	76,435	3,126

Net investment income (loss)	(4,683)	11,299	(892)

Increase (decrease) in net assets from operations:
Capital gain distributions	56,427	166,342	4,413
Realized capital gain (loss) on investments	27,477	257,264	15,530
Change in unrealized appreciation (depreciation)	140,744	1,005,975	12,867

Net gain (loss) on investments	224,648	1,429,581	32,810

Net increase (decrease) in net assets from operations	219,965	1,440,880	31,918

Contract owner transactions:
Deposits	-	40,892	-
Terminations, withdrawals and annuity payments	(51,945)	(218,250)	(2,148)
Transfers between subaccounts, net	(210,395)	(232,763)	(7,622)
Maintenance charges and mortality adjustments	(168)	2,678	(50)

Increase (decrease) in net assets from contract transactions	(262,508)	(407,443)	(9,820)

Total increase (decrease) in net assets	(42,543)	1,033,437	22,098

Net assets as of December 31, 2021	$ 1,020,520	$ 6,724,655	$ 259,557

Investment income (loss):
Dividend distributions	8,115	72,387	1,707
Investment Expenses:
Mortality and expense risk and administrative charges	(10,890)	(72,890)	(2,172)

Net investment income (loss)	(2,775)	(503)	(465)

Increase (decrease) in net assets from operations:
Capital gain distributions	91,851	337,265	32,112
Realized capital gain (loss) on investments	3,444	(16,766)	(8,544)
Change in unrealized appreciation (depreciation)	(282,723)	(1,672,531)	(74,437)

Net gain (loss) on investments	(187,428)	(1,352,032)	(50,869)

Net increase (decrease) in net assets from operations	(190,203)	(1,352,535)	(51,334)

Contract owner transactions:
Deposits	(3)	5,645	-
Terminations, withdrawals and annuity payments	(32,299)	(486,051)	(68,821)
Transfers between subaccounts, net	13,848	399,328	(1,272)
Maintenance charges and mortality adjustments	(169)	24,064	(43)

Increase (decrease) in net assets from contract transactions	(18,623)	(57,014)	(70,136)

Total increase (decrease) in net assets	(208,826)	(1,409,549)	(121,470)

Net assets as of December 31, 2022	$ 811,694	$ 5,315,106	$ 138,087

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
Net assets as of December 31, 2020	$ 2,901,561	$ 8,012,377	$ 1,235,794

Investment income (loss):
Dividend distributions	55,980	111	59,932
Investment Expenses:
Mortality and expense risk and administrative charges	36,404	91,967	14,951

Net investment income (loss)	19,576	(91,856)	44,981

Increase (decrease) in net assets from operations:
Capital gain distributions	(3,276)	-	(2,496)
Realized capital gain (loss) on investments	-	-	-
Change in unrealized appreciation (depreciation)	(109,961)	226	516

Net gain (loss) on investments	(113,237)	226	(1,980)

Net increase (decrease) in net assets from operations	(93,661)	(91,630)	43,001

Contract owner transactions:
Deposits	18,016	255,836	4,698
Terminations, withdrawals and annuity payments	(382,662)	(1,939,715)	(105,733)
Transfers between subaccounts, net	226,195	502,963	23,458
Maintenance charges and mortality adjustments	1,523	(32,944)	(612)

Increase (decrease) in net assets from contract transactions	(136,928)	(1,213,860)	(78,189)

Total increase (decrease) in net assets	(230,589)	(1,305,490)	(35,188)

Net assets as of December 31, 2021	$ 2,670,972	$ 6,706,887	$ 1,200,606

Investment income (loss):
Dividend distributions	44,788	70,797	58,793
Investment Expenses:
Mortality and expense risk and administrative charges	(32,066)	(83,540)	(12,201)

Net investment income (loss)	12,722	(12,743)	46,592

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(13,873)	-	(58,961)
Change in unrealized appreciation (depreciation)	(360,155)	-	(123,324)

Net gain (loss) on investments	(374,028)	-	(182,285)

Net increase (decrease) in net assets from operations	(361,306)	(12,743)	(135,693)

Contract owner transactions:
Deposits	9,618	473,035	6
Terminations, withdrawals and annuity payments	(134,252)	(932,177)	(226,306)
Transfers between subaccounts, net	159,663	(358,171)	77,421
Maintenance charges and mortality adjustments	(3,218)	17,305	864

Increase (decrease) in net assets from contract transactions	31,811	(800,008)	(148,015)

Total increase (decrease) in net assets	(329,495)	(812,751)	(283,708)

Net assets as of December 31, 2022	$ 2,341,477	$ 5,894,136	$ 916,898

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Growth Portfolio
Net assets as of December 31, 2020	$ 12,582,550	$ 5,167,513	$ 2,101,839

Investment income (loss):
Dividend distributions	6,498	-	-
Investment Expenses:
Mortality and expense risk and administrative charges	166,418	71,269	28,826

Net investment income (loss)	(159,920)	(71,269)	(28,826)

Increase (decrease) in net assets from operations:
Capital gain distributions	780,123	316,564	76,183
Realized capital gain (loss) on investments	1,639,512	486,574	448,116
Change in unrealized appreciation (depreciation)	807,550	(223,185)	(61,561)

Net gain (loss) on investments	3,227,185	579,953	462,738

Net increase (decrease) in net assets from operations	3,067,265	508,684	433,912

Contract owner transactions:
Deposits	41,671	20,349	4,032
Terminations, withdrawals and annuity payments	(1,196,515)	(701,251)	(114,901)
Transfers between subaccounts, net	(549,144)	294,696	(214,491)
Maintenance charges and mortality adjustments	(5,772)	(12,347)	3,132

Increase (decrease) in net assets from contract transactions	(1,709,760)	(398,553)	(322,228)

Total increase (decrease) in net assets	1,357,505	110,131	111,684

Net assets as of December 31, 2021	$ 13,940,055	$ 5,277,644	$ 2,213,523

Investment income (loss):
Dividend distributions	41,793	-	9,527
Investment Expenses:
Mortality and expense risk and administrative charges	(133,383)	(46,809)	(23,746)

Net investment income (loss)	(91,590)	(46,809)	(14,219)

Increase (decrease) in net assets from operations:
Capital gain distributions	504,353	711,980	140,336
Realized capital gain (loss) on investments	(157,467)	(24,300)	(16,399)
Change in unrealized appreciation (depreciation)	(3,953,156)	(2,589,080)	(689,577)

Net gain (loss) on investments	(3,606,270)	(1,901,400)	(565,640)

Net increase (decrease) in net assets from operations	(3,697,860)	(1,948,209)	(579,859)

Contract owner transactions:
Deposits	8,371	2,640	3,740
Terminations, withdrawals and annuity payments	(790,363)	(233,238)	(120,774)
Transfers between subaccounts, net	(123,317)	(126,974)	145,686
Maintenance charges and mortality adjustments	1,996	(10,010)	(1,833)

Increase (decrease) in net assets from contract transactions	(903,313)	(367,582)	26,819

Total increase (decrease) in net assets	(4,601,173)	(2,315,791)	(553,040)

Net assets as of December 31, 2022	$ 9,338,882	$ 2,961,853	$ 1,660,483

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Fidelity® VIP Investment Grade Bond Portfolio	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2020	$ 1,869,650	$ 1,976,754	$ 3,779,609

Investment income (loss):
Dividend distributions	40,933	92,726	109,986
Investment Expenses:
Mortality and expense risk and administrative charges	26,075	27,255	51,857

Net investment income (loss)	14,858	65,471	58,129

Increase (decrease) in net assets from operations:
Capital gain distributions	1,301	(22,723)	82,472
Realized capital gain (loss) on investments	57,401	-	-
Change in unrealized appreciation (depreciation)	(110,656)	230,455	484,209

Net gain (loss) on investments	(51,954)	207,732	566,681

Net increase (decrease) in net assets from operations	(36,522)	273,203	624,810

Contract owner transactions:
Deposits	8,310	180	3,628
Terminations, withdrawals and annuity payments	(129,442)	(306,859)	(421,931)
Transfers between subaccounts, net	480,444	(57,081)	(128,451)
Maintenance charges and mortality adjustments	(8,845)	(10,384)	(6,887)

Increase (decrease) in net assets from contract transactions	350,467	(374,144)	(553,641)

Total increase (decrease) in net assets	313,945	(100,941)	71,169

Net assets as of December 31, 2021	$ 2,183,595	$ 1,875,813	$ 3,850,778

Investment income (loss):
Dividend distributions	40,527	83,625	60,099
Investment Expenses:
Mortality and expense risk and administrative charges	(24,472)	(23,854)	(45,002)

Net investment income (loss)	16,055	59,771	15,097

Increase (decrease) in net assets from operations:
Capital gain distributions	104,160	33,944	362,946
Realized capital gain (loss) on investments	(57,606)	(7,695)	47,714
Change in unrealized appreciation (depreciation)	(372,484)	(210,865)	(757,311)

Net gain (loss) on investments	(325,930)	(184,616)	(346,651)

Net increase (decrease) in net assets from operations	(309,875)	(124,845)	(331,554)

Contract owner transactions:
Deposits	3,138	-	11,079
Terminations, withdrawals and annuity payments	(296,538)	(133,019)	(272,748)
Transfers between subaccounts, net	82,263	(11,064)	(246,350)
Maintenance charges and mortality adjustments	(2,828)	(9,377)	(5,827)

Increase (decrease) in net assets from contract transactions	(213,965)	(153,460)	(513,846)

Total increase (decrease) in net assets	(523,840)	(278,305)	(845,400)

Net assets as of December 31, 2022	$ 1,659,755	$ 1,597,508	$ 3,005,378

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	FTVIP Franklin DynaTech Fund (a)	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund
Net assets as of December 31, 2020	$ 76,980	$ 42,237	$ 1,177,201

Investment income (loss):
Dividend distributions	-	306	-
Investment Expenses:
Mortality and expense risk and administrative charges	1,123	583	14,891

Net investment income (loss)	(1,123)	(277)	(14,891)

Increase (decrease) in net assets from operations:
Capital gain distributions	375	162	82,390
Realized capital gain (loss) on investments	5,394	-	130,295
Change in unrealized appreciation (depreciation)	6,044	9,505	(79,849)

Net gain (loss) on investments	11,813	9,667	132,836

Net increase (decrease) in net assets from operations	10,690	9,390	117,945

Contract owner transactions:
Deposits	-	-	2,683
Terminations, withdrawals and annuity payments	(523)	(46)	(119,535)
Transfers between subaccounts, net	14,375	(12)	(48,820)
Maintenance charges and mortality adjustments	(18)	(7)	(1,645)

Increase (decrease) in net assets from contract transactions	13,834	(65)	(167,317)

Total increase (decrease) in net assets	24,524	9,325	(49,372)

Net assets as of December 31, 2021	$ 101,504	$ 51,562	$ 1,127,829

Investment income (loss):
Dividend distributions	-	213	-
Investment Expenses:
Mortality and expense risk and administrative charges	(899)	(561)	(11,538)

Net investment income (loss)	(899)	(348)	(11,538)

Increase (decrease) in net assets from operations:
Capital gain distributions	37,522	-	243,488
Realized capital gain (loss) on investments	(141)	157	(510)
Change in unrealized appreciation (depreciation)	(78,046)	(7,771)	(593,900)

Net gain (loss) on investments	(40,665)	(7,614)	(350,922)

Net increase (decrease) in net assets from operations	(41,564)	(7,962)	(362,460)

Contract owner transactions:
Deposits	-	-	1,343
Terminations, withdrawals and annuity payments	(578)	(56)	(48,573)
Transfers between subaccounts, net	1,197	-	78,136
Maintenance charges and mortality adjustments	(22)	(17)	(1,108)

Increase (decrease) in net assets from contract transactions	597	(73)	29,798

Total increase (decrease) in net assets	(40,967)	(8,035)	(332,662)

Net assets as of December 31, 2022	$ 60,537	$ 43,527	$ 795,167

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Invesco V.I. Capital Appreciation Fund Series II (a)	Invesco V.I. Core Equity Fund Series I	Invesco V.I. Equity and Income Fund Series II
Net assets as of December 31, 2020	$ 149,388	$ 281,028	$ 481,585

Investment income (loss):
Dividend distributions	-	1,943	7,499
Investment Expenses:
Mortality and expense risk and administrative charges	2,150	3,726	6,320

Net investment income (loss)	(2,150)	(1,783)	1,179

Increase (decrease) in net assets from operations:
Capital gain distributions	837	4,794	18,841
Realized capital gain (loss) on investments	9,693	6,653	4,476
Change in unrealized appreciation (depreciation)	23,450	58,457	53,619

Net gain (loss) on investments	33,980	69,904	76,936

Net increase (decrease) in net assets from operations	31,830	68,121	78,115

Contract owner transactions:
Deposits	-	2,402	-
Terminations, withdrawals and annuity payments	(20,962)	(26,238)	(126,453)
Transfers between subaccounts, net	10,600	(11,091)	18,086
Maintenance charges and mortality adjustments	(41)	(367)	(102)

Increase (decrease) in net assets from contract transactions	(10,403)	(35,294)	(108,469)

Total increase (decrease) in net assets	21,427	32,827	(30,354)

Net assets as of December 31, 2021	$ 170,813	$ 313,855	$ 451,231

Investment income (loss):
Dividend distributions	-	2,749	6,130
Investment Expenses:
Mortality and expense risk and administrative charges	(1,759)	(3,537)	(5,419)

Net investment income (loss)	(1,759)	(788)	711

Increase (decrease) in net assets from operations:
Capital gain distributions	62,212	46,718	56,567
Realized capital gain (loss) on investments	657	(491)	7,138
Change in unrealized appreciation (depreciation)	(116,718)	(114,417)	(105,703)

Net gain (loss) on investments	(53,849)	(68,190)	(41,998)

Net increase (decrease) in net assets from operations	(55,608)	(68,978)	(41,287)

Contract owner transactions:
Deposits	-	52,884	-
Terminations, withdrawals and annuity payments	(7,206)	(30,636)	(15,332)
Transfers between subaccounts, net	11,011	(2,845)	3,899
Maintenance charges and mortality adjustments	(24)	(363)	(167)

Increase (decrease) in net assets from contract transactions	3,781	19,040	(11,600)

Total increase (decrease) in net assets	(51,827)	(49,938)	(52,887)

Net assets as of December 31, 2022	$ 118,986	$ 263,917	$ 398,344

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Invesco V.I. Global Fund Series II (a)	Invesco V.I. Main Street Mid Cap Fund® (a)	Invesco V.I. Main Street Small Cap Fund® (a)
Net assets as of December 31, 2020	$ 513,923	$ 161,362	$ 1,056,613

Investment income (loss):
Dividend distributions	-	785	1,833
Investment Expenses:
Mortality and expense risk and administrative charges	6,809	2,467	13,990

Net investment income (loss)	(6,809)	(1,682)	(12,157)

Increase (decrease) in net assets from operations:
Capital gain distributions	9,762	3,334	104,540
Realized capital gain (loss) on investments	28,093	-	64,100
Change in unrealized appreciation (depreciation)	36,913	31,804	45,214

Net gain (loss) on investments	74,768	35,138	213,854

Net increase (decrease) in net assets from operations	67,959	33,456	201,697

Contract owner transactions:
Deposits	360	286	9,602
Terminations, withdrawals and annuity payments	(46,452)	(11,195)	(198,059)
Transfers between subaccounts, net	16,937	(3,349)	(99,683)
Maintenance charges and mortality adjustments	(85)	(44)	(5,476)

Increase (decrease) in net assets from contract transactions	(29,240)	(14,302)	(293,616)

Total increase (decrease) in net assets	38,719	19,154	(91,919)

Net assets as of December 31, 2021	$ 552,642	$ 180,516	$ 964,694

Investment income (loss):
Dividend distributions	-	504	2,113
Investment Expenses:
Mortality and expense risk and administrative charges	(4,873)	(2,141)	(10,923)

Net investment income (loss)	(4,873)	(1,637)	(8,810)

Increase (decrease) in net assets from operations:
Capital gain distributions	58,280	30,091	98,981
Realized capital gain (loss) on investments	929	(171)	6,691
Change in unrealized appreciation (depreciation)	(240,798)	(55,244)	(258,421)

Net gain (loss) on investments	(181,589)	(25,324)	(152,749)

Net increase (decrease) in net assets from operations	(186,462)	(26,961)	(161,559)

Contract owner transactions:
Deposits	120	-	1,008
Terminations, withdrawals and annuity payments	(6,853)	(11,757)	(90,819)
Transfers between subaccounts, net	(65,466)	(7,504)	11,362
Maintenance charges and mortality adjustments	(97)	1,658	(3,133)

Increase (decrease) in net assets from contract transactions	(72,296)	(17,603)	(81,582)

Total increase (decrease) in net assets	(258,758)	(44,564)	(243,141)

Net assets as of December 31, 2022	$ 293,884	$ 135,952	$ 721,553

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Lazard Retirement U.S. Small-Mid Cap Equity Portfolio Service	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Growth and Income Portfolio
Net assets as of December 31, 2020	$ 70,853	$ 512,490	$ 2,133,847

Investment income (loss):
Dividend distributions	41	13,557	23,691
Investment Expenses:
Mortality and expense risk and administrative charges	969	6,036	30,197

Net investment income (loss)	(928)	7,521	(6,506)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,600	7,665	71,959
Realized capital gain (loss) on investments	86	7,172	242,948
Change in unrealized appreciation (depreciation)	12,078	(12,545)	246,734

Net gain (loss) on investments	13,764	2,292	561,641

Net increase (decrease) in net assets from operations	12,836	9,813	555,135

Contract owner transactions:
Deposits	-	834	5,522
Terminations, withdrawals and annuity payments	(1,796)	(79,491)	(294,029)
Transfers between subaccounts, net	(3,470)	3,427	(16,655)
Maintenance charges and mortality adjustments	(19)	(429)	(4,002)

Increase (decrease) in net assets from contract transactions	(5,285)	(75,659)	(309,164)

Total increase (decrease) in net assets	7,551	(65,846)	245,971

Net assets as of December 31, 2021	$ 78,404	$ 446,644	$ 2,379,818

Investment income (loss):
Dividend distributions	-	15,580	25,809
Investment Expenses:
Mortality and expense risk and administrative charges	(780)	(4,972)	(25,905)

Net investment income (loss)	(780)	10,608	(96)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,932	1,041	157,159
Realized capital gain (loss) on investments	(9,350)	(5,445)	29,448
Change in unrealized appreciation (depreciation)	(17,879)	(66,863)	(425,773)

Net gain (loss) on investments	(12,297)	(71,267)	(239,166)

Net increase (decrease) in net assets from operations	(13,077)	(60,659)	(239,262)

Contract owner transactions:
Deposits	-	506	2,503
Terminations, withdrawals and annuity payments	(1,809)	(35,617)	(166,950)
Transfers between subaccounts, net	(12,232)	(19,370)	(65,273)
Maintenance charges and mortality adjustments	(24)	(378)	(2,384)

Increase (decrease) in net assets from contract transactions	(14,065)	(54,859)	(232,104)

Total increase (decrease) in net assets	(27,142)	(115,518)	(471,366)

Net assets as of December 31, 2022	$ 51,262	$ 331,126	$ 1,908,452

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Lord Abbett Series Fund Mid Cap Stock Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2020	$ 630,609	$ 225,176	$ 1,273,277

Investment income (loss):
Dividend distributions	3,730	2,605	16,785
Investment Expenses:
Mortality and expense risk and administrative charges	8,750	3,720	17,911

Net investment income (loss)	(5,020)	(1,115)	(1,126)

Increase (decrease) in net assets from operations:
Capital gain distributions	30,903	5,792	19,089
Realized capital gain (loss) on investments	60,163	5,161	48,576
Change in unrealized appreciation (depreciation)	72,811	26,798	46,885

Net gain (loss) on investments	163,877	37,751	114,550

Net increase (decrease) in net assets from operations	158,857	36,636	113,424

Contract owner transactions:
Deposits	1,122	-	8,788
Terminations, withdrawals and annuity payments	(110,718)	(12,883)	(104,762)
Transfers between subaccounts, net	(6,451)	(42)	(9,841)
Maintenance charges and mortality adjustments	(349)	(2,836)	(11,393)

Increase (decrease) in net assets from contract transactions	(116,396)	(15,761)	(117,208)

Total increase (decrease) in net assets	42,461	20,875	(3,784)

Net assets as of December 31, 2021	$ 673,070	$ 246,051	$ 1,269,493

Investment income (loss):
Dividend distributions	4,143	2,106	22,685
Investment Expenses:
Mortality and expense risk and administrative charges	(7,064)	(2,978)	(18,115)

Net investment income (loss)	(2,921)	(872)	4,570

Increase (decrease) in net assets from operations:
Capital gain distributions	31,968	4,973	61,772
Realized capital gain (loss) on investments	8,086	1,984	(3,001)
Change in unrealized appreciation (depreciation)	(117,919)	(43,399)	(269,995)

Net gain (loss) on investments	(77,865)	(36,442)	(211,224)

Net increase (decrease) in net assets from operations	(80,786)	(37,314)	(206,654)

Contract owner transactions:
Deposits	4,253	-	2,839
Terminations, withdrawals and annuity payments	(46,259)	(12,703)	(125,220)
Transfers between subaccounts, net	(63,202)	(59,072)	336,796
Maintenance charges and mortality adjustments	135	(2,413)	(843)

Increase (decrease) in net assets from contract transactions	(105,073)	(74,188)	213,572

Total increase (decrease) in net assets	(185,859)	(111,502)	6,918

Net assets as of December 31, 2022	$ 487,211	$ 134,549	$ 1,276,411

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Mid Cap Growth Portfolio
Net assets as of December 31, 2020	$ 538,002	$ 1,434,890	$ 90,938

Investment income (loss):
Dividend distributions	7,888	22,126	-
Investment Expenses:
Mortality and expense risk and administrative charges	8,132	20,922	1,545

Net investment income (loss)	(244)	1,204	(1,545)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,313	17,592	(4,712)
Realized capital gain (loss) on investments	22,700	47,883	17,979
Change in unrealized appreciation (depreciation)	49,375	11,557	(4,435)

Net gain (loss) on investments	74,388	77,032	8,832

Net increase (decrease) in net assets from operations	74,144	78,236	7,287

Contract owner transactions:
Deposits	5,718	4,046	-
Terminations, withdrawals and annuity payments	(54,079)	(285,710)	(5,069)
Transfers between subaccounts, net	97,436	323,484	76,709
Maintenance charges and mortality adjustments	(1,209)	(10,076)	(22)

Increase (decrease) in net assets from contract transactions	47,866	31,744	71,618

Total increase (decrease) in net assets	122,010	109,980	78,905

Net assets as of December 31, 2021	$ 660,012	$ 1,544,870	$ 169,843

Investment income (loss):
Dividend distributions	5,577	22,212	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,873)	(17,264)	(1,123)

Net investment income (loss)	(296)	4,948	(1,123)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,008	55,726	17,180
Realized capital gain (loss) on investments	3,443	(8,374)	(9,803)
Change in unrealized appreciation (depreciation)	(98,580)	(259,458)	(45,349)

Net gain (loss) on investments	(81,129)	(212,106)	(37,972)

Net increase (decrease) in net assets from operations	(81,425)	(207,158)	(39,095)

Contract owner transactions:
Deposits	1,327	679	-
Terminations, withdrawals and annuity payments	(242,614)	(127,303)	(1,921)
Transfers between subaccounts, net	(48)	2,064	(53,464)
Maintenance charges and mortality adjustments	(1,551)	(6,834)	(16)

Increase (decrease) in net assets from contract transactions	(242,886)	(131,394)	(55,401)

Total increase (decrease) in net assets	(324,311)	(338,552)	(94,496)

Net assets as of December 31, 2022	$ 335,701	$ 1,206,318	$ 75,347

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO Real Return Portfolio	PIMCO Total Return Portfolio
Net assets as of December 31, 2020	$ 674,047	$ 385,072	$ 1,393,208

Investment income (loss):
Dividend distributions	30,851	19,159	22,251
Investment Expenses:
Mortality and expense risk and administrative charges	10,203	4,912	16,293

Net investment income (loss)	20,648	14,247	5,958

Increase (decrease) in net assets from operations:
Capital gain distributions	21,062	490	4,078
Realized capital gain (loss) on investments	-	-	55,898
Change in unrealized appreciation (depreciation)	161,681	2,069	(100,590)

Net gain (loss) on investments	182,743	2,559	(40,614)

Net increase (decrease) in net assets from operations	203,391	16,806	(34,656)

Contract owner transactions:
Deposits	8,412	6,306	1,623
Terminations, withdrawals and annuity payments	(93,805)	(30,064)	(103,629)
Transfers between subaccounts, net	(55,728)	16,043	18,244
Maintenance charges and mortality adjustments	(4,240)	(4,984)	(1,341)

Increase (decrease) in net assets from contract transactions	(145,361)	(12,699)	(85,103)

Total increase (decrease) in net assets	58,030	4,107	(119,759)

Net assets as of December 31, 2021	$ 732,077	$ 389,181	$ 1,273,449

Investment income (loss):
Dividend distributions	159,166	23,214	27,409
Investment Expenses:
Mortality and expense risk and administrative charges	(10,418)	(4,185)	(13,508)

Net investment income (loss)	148,748	19,029	13,901

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(66,888)	(444)	(14,855)
Change in unrealized appreciation (depreciation)	(11,320)	(67,074)	(193,510)

Net gain (loss) on investments	(78,208)	(67,518)	(208,365)

Net increase (decrease) in net assets from operations	70,540	(48,489)	(194,464)

Contract owner transactions:
Deposits	762	561	41
Terminations, withdrawals and annuity payments	(46,825)	(20,303)	(57,525)
Transfers between subaccounts, net	(75,873)	(11,555)	(30,146)
Maintenance charges and mortality adjustments	(3,312)	1,514	(3,974)

Increase (decrease) in net assets from contract transactions	(125,248)	(29,783)	(91,604)

Total increase (decrease) in net assets	(54,708)	(78,272)	(286,068)

Net assets as of December 31, 2022	$ 677,369	$ 310,909	$ 987,381

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund Class 1	Templeton Developing Markets VIP Fund Class 2
Net assets as of December 31, 2020	$ 14,603	$ 1,039,280	$ 815,308

Investment income (loss):
Dividend distributions	-	11,306	7,175
Investment Expenses:
Mortality and expense risk and administrative charges	36	14,254	10,042

Net investment income (loss)	(36)	(2,948)	(2,867)

Increase (decrease) in net assets from operations:
Capital gain distributions	(33,434)	12,293	6,887
Realized capital gain (loss) on investments	-	20,936	16,443
Change in unrealized appreciation (depreciation)	34,077	(96,240)	(69,420)

Net gain (loss) on investments	643	(63,011)	(46,090)

Net increase (decrease) in net assets from operations	607	(65,959)	(48,957)

Contract owner transactions:
Deposits	-	5,611	19,767
Terminations, withdrawals and annuity payments	(13,635)	(98,399)	(75,438)
Transfers between subaccounts, net	(77)	-	5,657
Maintenance charges and mortality adjustments	(103)	(3,746)	(189)

Increase (decrease) in net assets from contract transactions	(13,815)	(96,534)	(50,203)

Total increase (decrease) in net assets	(13,208)	(162,493)	(99,160)

Net assets as of December 31, 2021	$ 1,395	$ 876,787	$ 716,148

Investment income (loss):
Dividend distributions	-	20,540	14,836
Investment Expenses:
Mortality and expense risk and administrative charges	(32)	(9,676)	(7,038)

Net investment income (loss)	(32)	10,864	7,798

Increase (decrease) in net assets from operations:
Capital gain distributions	-	52,448	42,870
Realized capital gain (loss) on investments	(259)	(262)	(3,216)
Change in unrealized appreciation (depreciation)	894	(261,232)	(212,586)

Net gain (loss) on investments	635	(209,046)	(172,932)

Net increase (decrease) in net assets from operations	603	(198,182)	(165,134)

Contract owner transactions:
Deposits	-	398	20,816
Terminations, withdrawals and annuity payments	-	(29,962)	(23,860)
Transfers between subaccounts, net	(9)	142	(40,411)
Maintenance charges and mortality adjustments	(35)	1,753	(303)

Increase (decrease) in net assets from contract transactions	(44)	(27,669)	(43,758)

Total increase (decrease) in net assets	559	(225,851)	(208,892)

Net assets as of December 31, 2022	$ 1,954	$ 650,936	$ 507,256

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Templeton Foreign VIP Fund Class 1	Templeton Foreign VIP Fund Class 2	Templeton Global Bond VIP Fund
Net assets as of December 31, 2020	$ 4,772,301	$ 1,094,074	$ 2,175,624

Investment income (loss):
Dividend distributions	101,345	20,926	-
Investment Expenses:
Mortality and expense risk and administrative charges	69,243	13,812	28,043

Net investment income (loss)	32,102	7,114	(28,043)

Increase (decrease) in net assets from operations:
Capital gain distributions	28,001	(95,121)	(6,378)
Realized capital gain (loss) on investments	-	-	-
Change in unrealized appreciation (depreciation)	87,650	126,710	(90,700)

Net gain (loss) on investments	115,651	31,589	(97,078)

Net increase (decrease) in net assets from operations	147,753	38,703	(125,121)

Contract owner transactions:
Deposits	19,725	7,859	23,487
Terminations, withdrawals and annuity payments	(145,533)	(251,429)	(176,106)
Transfers between subaccounts, net	(16,773)	(16,762)	14,289
Maintenance charges and mortality adjustments	(2,647)	(1,009)	(7,555)

Increase (decrease) in net assets from contract transactions	(145,228)	(261,341)	(145,885)

Total increase (decrease) in net assets	2,525	(222,638)	(271,006)

Net assets as of December 31, 2021	$ 4,774,826	$ 871,436	$ 1,904,618

Investment income (loss):
Dividend distributions	143,843	24,082	-
Investment Expenses:
Mortality and expense risk and administrative charges	(58,853)	(9,954)	(22,640)

Net investment income (loss)	84,990	14,128	(22,640)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	12,591	(64,638)	(11,461)
Change in unrealized appreciation (depreciation)	(511,567)	(18,296)	(81,420)

Net gain (loss) on investments	(498,976)	(82,934)	(92,881)

Net increase (decrease) in net assets from operations	(413,986)	(68,806)	(115,521)

Contract owner transactions:
Deposits	2,477	4,772	3,611
Terminations, withdrawals and annuity payments	(197,063)	(170,041)	(188,546)
Transfers between subaccounts, net	(20,903)	95,270	(55,241)
Maintenance charges and mortality adjustments	29,651	(136)	(6,388)

Increase (decrease) in net assets from contract transactions	(185,838)	(70,135)	(246,564)

Total increase (decrease) in net assets	(599,824)	(138,941)	(362,085)

Net assets as of December 31, 2022	$ 4,175,002	$ 732,495	$ 1,542,533

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Templeton Growth VIP Fund Class 1	Templeton Growth VIP Fund Class 2	TVST Touchstone Balanced Fund
Net assets as of December 31, 2020	$ 22,136,996	$ 2,423,922	$ 292,010

Investment income (loss):
Dividend distributions	297,959	26,397	680
Investment Expenses:
Mortality and expense risk and administrative charges	312,275	32,556	4,056

Net investment income (loss)	(14,316)	(6,159)	(3,376)

Increase (decrease) in net assets from operations:
Capital gain distributions	322,550	(14,728)	9,305
Realized capital gain (loss) on investments	-	-	3,446
Change in unrealized appreciation (depreciation)	556,897	103,101	37,370

Net gain (loss) on investments	879,447	88,373	50,121

Net increase (decrease) in net assets from operations	865,131	82,214	46,745

Contract owner transactions:
Deposits	579,383	7,481	750
Terminations, withdrawals and annuity payments	(1,848,984)	(244,619)	(39,968)
Transfers between subaccounts, net	(462,307)	(2,670)	12,552
Maintenance charges and mortality adjustments	(1,193)	(12,745)	(815)

Increase (decrease) in net assets from contract transactions	(1,733,101)	(252,553)	(27,481)

Total increase (decrease) in net assets	(867,970)	(170,339)	19,264

Net assets as of December 31, 2021	$ 21,269,026	$ 2,253,583	$ 311,274

Investment income (loss):
Dividend distributions	90,706	3,091	1,252
Investment Expenses:
Mortality and expense risk and administrative charges	(242,474)	(26,968)	(3,241)

Net investment income (loss)	(151,768)	(23,877)	(1,989)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	60,167
Realized capital gain (loss) on investments	(466,728)	(51,002)	243
Change in unrealized appreciation (depreciation)	(1,962,673)	(209,552)	(110,010)

Net gain (loss) on investments	(2,429,401)	(260,554)	(49,600)

Net increase (decrease) in net assets from operations	(2,581,169)	(284,431)	(51,589)

Contract owner transactions:
Deposits	38,062	10,153	-
Terminations, withdrawals and annuity payments	(2,579,313)	(206,670)	(4,617)
Transfers between subaccounts, net	(167,643)	27,967	(11,065)
Maintenance charges and mortality adjustments	(8,246)	(5,346)	(542)

Increase (decrease) in net assets from contract transactions	(2,717,140)	(173,896)	(16,224)

Total increase (decrease) in net assets	(5,298,309)	(458,327)	(67,813)

Net assets as of December 31, 2022	$ 15,970,717	$ 1,795,256	$ 243,461

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Net assets as of December 31, 2020	$ 851,940	$ 3,650,595	$ 1,148,415

Investment income (loss):
Dividend distributions	21,800	20,041	595
Investment Expenses:
Mortality and expense risk and administrative charges	11,691	51,754	14,828

Net investment income (loss)	10,109	(31,713)	(14,233)

Increase (decrease) in net assets from operations:
Capital gain distributions	817	238,749	164,742
Realized capital gain (loss) on investments	4,787	123,480	15,642
Change in unrealized appreciation (depreciation)	(36,490)	560,573	71,769

Net gain (loss) on investments	(30,886)	922,802	252,153

Net increase (decrease) in net assets from operations	(20,777)	891,089	237,920

Contract owner transactions:
Deposits	6,705	37,309	11,029
Terminations, withdrawals and annuity payments	(74,639)	(413,805)	(435,430)
Transfers between subaccounts, net	132,019	(280,707)	(98,442)
Maintenance charges and mortality adjustments	(5,936)	(19,902)	(2,755)

Increase (decrease) in net assets from contract transactions	58,149	(677,105)	(525,598)

Total increase (decrease) in net assets	37,372	213,984	(287,678)

Net assets as of December 31, 2021	$ 889,312	$ 3,864,579	$ 860,737

Investment income (loss):
Dividend distributions	15,396	12,574	236
Investment Expenses:
Mortality and expense risk and administrative charges	(10,627)	(42,400)	(9,384)

Net investment income (loss)	4,769	(29,826)	(9,148)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,846	410,298	197,116
Realized capital gain (loss) on investments	(9,821)	66,599	3,079
Change in unrealized appreciation (depreciation)	(134,549)	(1,148,703)	(323,788)

Net gain (loss) on investments	(138,524)	(671,806)	(123,593)

Net increase (decrease) in net assets from operations	(133,755)	(701,632)	(132,741)

Contract owner transactions:
Deposits	2,429	4,259	5,028
Terminations, withdrawals and annuity payments	(61,229)	(197,703)	(36,970)
Transfers between subaccounts, net	7,922	(117,772)	(22,795)
Maintenance charges and mortality adjustments	(4,231)	(13,991)	(2,022)

Increase (decrease) in net assets from contract transactions	(55,109)	(325,207)	(56,759)

Total increase (decrease) in net assets	(188,864)	(1,026,839)	(189,500)

Net assets as of December 31, 2022	$ 700,448	$ 2,837,740	$ 671,237

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Capital Growth Series	Virtus KAR Enhanced Core Equity Series
Net assets as of December 31, 2020	$ 5,689,567	$ 91,583,265	$ 8,394,983

Investment income (loss):
Dividend distributions	42,270	-	187,438
Investment Expenses:
Mortality and expense risk and administrative charges	78,321	1,125,443	114,468

Net investment income (loss)	(36,051)	(1,125,443)	72,970

Increase (decrease) in net assets from operations:
Capital gain distributions	31,024	4,597,610	74,974
Realized capital gain (loss) on investments	110,761	9,437,381	340,265
Change in unrealized appreciation (depreciation)	2,186,559	(3,608,002)	758,284

Net gain (loss) on investments	2,328,344	10,426,989	1,173,523

Net increase (decrease) in net assets from operations	2,292,293	9,301,546	1,246,493

Contract owner transactions:
Deposits	12,424	478,055	227,134
Terminations, withdrawals and annuity payments	(525,220)	(10,129,770)	(1,169,745)
Transfers between subaccounts, net	(879,345)	(3,087,423)	(209,777)
Maintenance charges and mortality adjustments	(283)	29,194	(11,173)

Increase (decrease) in net assets from contract transactions	(1,392,424)	(12,709,944)	(1,163,561)

Total increase (decrease) in net assets	899,869	(3,408,398)	82,932

Net assets as of December 31, 2021	$ 6,589,436	$ 88,174,867	$ 8,477,915

Investment income (loss):
Dividend distributions	52,809	-	182,488
Investment Expenses:
Mortality and expense risk and administrative charges	(68,008)	(752,926)	(103,175)

Net investment income (loss)	(15,199)	(752,926)	79,313

Increase (decrease) in net assets from operations:
Capital gain distributions	123,480	9,826,490	306,446
Realized capital gain (loss) on investments	36,826	(1,199,642)	39,450
Change in unrealized appreciation (depreciation)	(1,871,898)	(39,665,027)	(1,461,857)

Net gain (loss) on investments	(1,711,592)	(31,038,179)	(1,115,961)

Net increase (decrease) in net assets from operations	(1,726,791)	(31,791,105)	(1,036,648)

Contract owner transactions:
Deposits	1,496	118,681	8,670
Terminations, withdrawals and annuity payments	(277,786)	(4,343,254)	(1,177,503)
Transfers between subaccounts, net	158,505	(1,279,425)	778,921
Maintenance charges and mortality adjustments	(2,943)	(4,131)	31,724

Increase (decrease) in net assets from contract transactions	(120,728)	(5,508,129)	(358,188)

Total increase (decrease) in net assets	(1,847,519)	(37,299,234)	(1,394,836)

Net assets as of December 31, 2022	$ 4,741,917	$ 50,875,633	$ 7,083,079

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus KAR Small- Cap Growth Series	Virtus KAR Small- Cap Value Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2020	$ 15,325,240	$ 6,920,570	$ 10,963,369

Investment income (loss):
Dividend distributions	-	8,094	286,188
Investment Expenses:
Mortality and expense risk and administrative charges	190,898	92,520	131,931

Net investment income (loss)	(190,898)	(84,426)	154,257

Increase (decrease) in net assets from operations:
Capital gain distributions	133,405	272,547	(119)
Realized capital gain (loss) on investments	2,120,689	888,256	-
Change in unrealized appreciation (depreciation)	(1,524,644)	109,157	(171,537)

Net gain (loss) on investments	729,450	1,269,960	(171,656)

Net increase (decrease) in net assets from operations	538,552	1,185,534	(17,399)

Contract owner transactions:
Deposits	20,817	34,753	76,231
Terminations, withdrawals and annuity payments	(1,094,825)	(849,900)	(1,220,843)
Transfers between subaccounts, net	(375,712)	(329,667)	194,759
Maintenance charges and mortality adjustments	(9,384)	(3,869)	(22,039)

Increase (decrease) in net assets from contract transactions	(1,459,104)	(1,148,683)	(971,892)

Total increase (decrease) in net assets	(920,552)	36,851	(989,291)

Net assets as of December 31, 2021	$ 14,404,688	$ 6,957,421	$ 9,974,078

Investment income (loss):
Dividend distributions	-	10,483	288,834
Investment Expenses:
Mortality and expense risk and administrative charges	(130,612)	(68,743)	(110,135)

Net investment income (loss)	(130,612)	(58,260)	178,699

Increase (decrease) in net assets from operations:
Capital gain distributions	1,042,767	351,380	-
Realized capital gain (loss) on investments	(275,696)	(75,983)	(80,319)
Change in unrealized appreciation (depreciation)	(4,926,691)	(1,930,490)	(1,133,663)

Net gain (loss) on investments	(4,159,620)	(1,655,093)	(1,213,982)

Net increase (decrease) in net assets from operations	(4,290,232)	(1,713,353)	(1,035,283)

Contract owner transactions:
Deposits	22,652	4,445	22,371
Terminations, withdrawals and annuity payments	(1,108,657)	(451,427)	(459,632)
Transfers between subaccounts, net	(392,370)	(153,310)	(346,547)
Maintenance charges and mortality adjustments	24,273	1,379	(3,077)

Increase (decrease) in net assets from contract transactions	(1,454,102)	(598,913)	(786,885)

Total increase (decrease) in net assets	(5,744,334)	(2,312,266)	(1,822,168)

Net assets as of December 31, 2022	$ 8,660,354	$ 4,645,155	$ 8,151,910

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Wanger Acorn (a)
Net assets as of December 31, 2020	$ 14,061,426	$ 45,798,851	$ 28,550,585

Investment income (loss):
Dividend distributions	-	172,782	214,588
Investment Expenses:
Mortality and expense risk and administrative charges	181,613	542,579	367,986

Net investment income (loss)	(181,613)	(369,797)	(153,398)

Increase (decrease) in net assets from operations:
Capital gain distributions	208,212	976,479	643,314
Realized capital gain (loss) on investments	1,135,689	3,664,775	948,347
Change in unrealized appreciation (depreciation)	(202,571)	(1,565,353)	745,650

Net gain (loss) on investments	1,141,330	3,075,901	2,337,311

Net increase (decrease) in net assets from operations	959,717	2,706,104	2,183,913

Contract owner transactions:
Deposits	170,849	227,161	20,085
Terminations, withdrawals and annuity payments	(1,216,579)	(4,600,228)	(2,610,368)
Transfers between subaccounts, net	(98,161)	(1,207,691)	(386,076)
Maintenance charges and mortality adjustments	(22,077)	63,826	(6,483)

Increase (decrease) in net assets from contract transactions	(1,165,968)	(5,516,932)	(2,982,842)

Total increase (decrease) in net assets	(206,251)	(2,810,828)	(798,929)

Net assets as of December 31, 2021	$ 13,855,175	$ 42,988,023	$ 27,751,658

Investment income (loss):
Dividend distributions	-	72,092	-
Investment Expenses:
Mortality and expense risk and administrative charges	(142,984)	(369,990)	(246,903)

Net investment income (loss)	(142,984)	(297,898)	(246,903)

Increase (decrease) in net assets from operations:
Capital gain distributions	297,473	2,072,091	6,836,152
Realized capital gain (loss) on investments	(112,541)	(262,666)	(64,468)
Change in unrealized appreciation (depreciation)	(2,774,327)	(14,483,518)	(15,898,672)

Net gain (loss) on investments	(2,589,395)	(12,674,093)	(9,126,988)

Net increase (decrease) in net assets from operations	(2,732,379)	(12,971,991)	(9,373,891)

Contract owner transactions:
Deposits	25,885	82,047	18,427
Terminations, withdrawals and annuity payments	(635,191)	(3,511,180)	(1,294,714)
Transfers between subaccounts, net	9,277	(1,190,267)	(66,326)
Maintenance charges and mortality adjustments	(14,304)	(1,438)	(691)

Increase (decrease) in net assets from contract transactions	(614,333)	(4,620,838)	(1,343,304)

Total increase (decrease) in net assets	(3,346,712)	(17,592,829)	(10,717,195)

Net assets as of December 31, 2022	$ 10,508,463	$ 25,395,194	$ 17,034,463

(a) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2022 and 2021

	Wanger International	Wanger Select
Net assets as of December 31, 2020	$ 19,369,287	$ 2,708,692

Investment income (loss):
Dividend distributions	113,094	-
Investment Expenses:
Mortality and expense risk and administrative charges	257,268	34,397

Net investment income (loss)	(144,174)	(34,397)

Increase (decrease) in net assets from operations:
Capital gain distributions	1,139,412	21,906
Realized capital gain (loss) on investments	312,416	289,115
Change in unrealized appreciation (depreciation)	1,911,725	(146,508)

Net gain (loss) on investments	3,363,553	164,513

Net increase (decrease) in net assets from operations	3,219,379	130,116

Contract owner transactions:
Deposits	95,051	836
Terminations, withdrawals and annuity payments	(2,115,838)	(270,934)
Transfers between subaccounts, net	(388,916)	(56,756)
Maintenance charges and mortality adjustments	4,008	153

Increase (decrease) in net assets from contract transactions	(2,405,695)	(326,701)

Total increase (decrease) in net assets	813,684	(196,585)

Net assets as of December 31, 2021	$ 20,182,973	$ 2,512,109

Investment income (loss):
Dividend distributions	128,340	-
Investment Expenses:
Mortality and expense risk and administrative charges	(175,549)	(22,454)

Net investment income (loss)	(47,209)	(22,454)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,538,351	872,398
Realized capital gain (loss) on investments	54,071	(11,408)
Change in unrealized appreciation (depreciation)	(9,494,406)	(1,732,927)

Net gain (loss) on investments	(6,901,984)	(871,937)

Net increase (decrease) in net assets from operations	(6,949,193)	(894,391)

Contract owner transactions:
Deposits	10,119	4,006
Terminations, withdrawals and annuity payments	(1,329,769)	(35,650)
Transfers between subaccounts, net	159,134	(39,720)
Maintenance charges and mortality adjustments	1,545	(125)

Increase (decrease) in net assets from contract transactions	(1,158,971)	(71,489)

Total increase (decrease) in net assets	(8,108,164)	(965,880)

Net assets as of December 31, 2022	$ 12,074,809	$ 1,546,229

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Notes to Financial Statements

December 31, 2022

Note 1. Organization

The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY, domiciled in the State of New York, is a wholly-owned subsidiary of the Nassau Companies of New York (“NCNY” or the “Parent”) and an indirect subsidiary of Nassau Financial Group, L.P. (“Nassau”). Nassau is a financial services company providing life insurance and annuities, reinsurance and asset management.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on June 17, 1985. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
AMT Sustainable Equity Portfolio	Class S
Calvert VP S&P MidCap 400 Index Portfolio	Class I
DWS Equity 500 Index VIP	Class A
DWS Small Cap Index VIP	Class A
Federated Hermes Fund for U.S. Government Securities II	Primary
Federated Hermes Government Money Fund II	Service
Federated Hermes High Income Bond Fund II	Primary
Fidelity® VIP Contrafund® Portfolio	Service Class
Fidelity® VIP Growth Opportunities Portfolio	Service Class
Fidelity® VIP Growth Portfolio	Service Class
Fidelity® VIP Investment Grade Bond Portfolio	Service Class
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
FTVIP Franklin DynaTech Fund	Class 2
Guggenheim VT Long Short Equity Fund	-
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Mid Cap Fund®	Series I
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Service
Lord Abbett Series Fund Bond Debenture Portfolio	Class VC
Lord Abbett Series Fund Growth and Income Portfolio	Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Class VC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II
Morningstar Balanced ETF Asset Allocation Portfolio	Class II
Morningstar Growth ETF Asset Allocation Portfolio	Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II
Neuberger Berman AMT Mid Cap Growth Portfolio	S Class
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO Real Return Portfolio	Advisor Class

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

PIMCO Total Return Portfolio	Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund	-
Rydex VT Nova Fund	-
Templeton Developing Markets VIP Fund	Class 1
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 1
Templeton Foreign VIP Fund	Class 2
Templeton Global Bond VIP Fund	Class 1
Templeton Growth VIP Fund	Class 1
Templeton Growth VIP Fund	Class 2
TVST Touchstone Balanced Fund	-
TVST Touchstone Bond Fund	-
TVST Touchstone Common Stock Fund	-
TVST Touchstone Small Company Fund	-
Virtus Duff & Phelps Real Estate Securities Series	Class A
Virtus KAR Capital Growth Series	Class A
Virtus KAR Enhanced Core Equity Series	Class A
Virtus KAR Small-Cap Growth Series	Class A
Virtus KAR Small-Cap Value Series	Class A
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A
Virtus SGA International Growth Series	Class A
Virtus Strategic Allocation Series	Class A
Wanger Acorn	-
Wanger International	-
Wanger Select	-

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ( SEC ). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.

Sixty subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

Rydex VT Nova Fund

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2021 or 2022.

B. Mergers

There were no fund mergers in 2021 or 2022.

C. Liquidations

There were no fund liquidations in 2021 or 2022.

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

April 30, 2021	Invesco V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
April 30, 2021	Invesco V.I. Global Fund	Invesco Oppenheimer V.I. Global Fund
April 30, 2021	Invesco V.I. Main Street Small Cap Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
April 30, 2021	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Mid Cap Core Equity Fund
May 3, 2021	FTVIP Franklin DynaTech Fund	FTVIP Franklin Flex Cap Growth Fund
May 2, 2022	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Balanced Wealth Strategy Portfolio
May 2, 2022	Wanger Acorn	Wanger USA

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by PHL Variable and may result in additional amounts being transferred into the Separate Account from PHL Variable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to PHL Variable. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2022 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Balanced Hedged Allocation Portfolio	$ 223
Alger Capital Appreciation Portfolio	90
AMT Sustainable Equity Portfolio	219
DWS Equity 500 Index VIP	4,475
Federated Hermes Fund for U.S. Government Securities II	489
Federated Hermes Government Money Fund II	7,407
Federated Hermes High Income Bond Fund II	6,039
Fidelity® VIP Contrafund® Portfolio	623
Fidelity® VIP Growth Opportunities Portfolio	588
Fidelity® VIP Investment Grade Bond Portfolio	449
Franklin Mutual Shares VIP Fund	730
Invesco V.I. American Franchise Fund	116
Invesco V.I. Main Street Mid Cap Fund®	349
Invesco V.I. Main Street Small Cap Fund®	134
Lord Abbett Series Fund Growth and Income Portfolio	2,512
Lord Abbett Series Fund Mid Cap Stock Portfolio	28
Morningstar Balanced ETF Asset Allocation Portfolio	4,939
PIMCO CommodityReal Return® Strategy Portfolio	100
PIMCO Real Return Portfolio	539
Templeton Developing Markets VIP Fund Class 1	1,548
Templeton Foreign VIP Fund Class 1	2,180
Templeton Foreign VIP Fund Class 2	71
Templeton Global Bond VIP Fund	4,444
Templeton Growth VIP Fund Class 1	13,182
Templeton Growth VIP Fund Class 2	365
TVST Touchstone Bond Fund	78
TVST Touchstone Common Stock Fund	657
TVST Touchstone Small Company Fund	124
Virtus Duff & Phelps Real Estate Securities Series	701
Virtus KAR Capital Growth Series	26,310
Virtus KAR Enhanced Core Equity Series	10,064
Virtus KAR Small-Cap Growth Series	2,989

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Virtus KAR Small-Cap Value Series	$ 1,495
Virtus Newfleet Multi-Sector Intermediate Bond Series	1,961
Virtus SGA International Growth Series	1,203
Virtus Strategic Allocation Series	12,232
Wanger Acorn	506
Wanger International	1,146
Wanger Select	60

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2022, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio (a)	$ 76,269	$ 56,830
Alger Capital Appreciation Portfolio	80,369	203,409
AMT Sustainable Equity Portfolio	109,622	125,844
Calvert VP S&P MidCap 400 Index Portfolio	124,779	54,325
DWS Equity 500 Index VIP	1,221,715	941,969
DWS Small Cap Index VIP	49,101	87,590
Federated Hermes Fund for U.S. Government Securities II	278,352	233,819
Federated Hermes Government Money Fund II	1,364,392	2,177,143
Federated Hermes High Income Bond Fund II	207,353	308,777
Fidelity® VIP Contrafund® Portfolio	878,247	1,368,796
Fidelity® VIP Growth Opportunities Portfolio	1,017,851	720,262
Fidelity® VIP Growth Portfolio	308,337	155,401
Fidelity® VIP Investment Grade Bond Portfolio	349,861	443,611
Franklin Income VIP Fund	216,329	276,073
Franklin Mutual Shares VIP Fund	495,892	631,694
FTVIP Franklin DynaTech Fund (a)	38,725	1,506
Guggenheim VT Long Short Equity Fund	213	634
Invesco V.I. American Franchise Fund	328,809	67,061
Invesco V.I. Capital Appreciation Fund Series II (a)	105,474	41,240
Invesco V.I. Core Equity Fund Series I	111,316	46,346
Invesco V.I. Equity and Income Fund Series II	140,292	94,614
Invesco V.I. Global Fund Series II (a)	87,297	106,186
Invesco V.I. Main Street Mid Cap Fund® (a)	34,258	23,407
Invesco V.I. Main Street Small Cap Fund® (a)	134,995	126,405
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio Service	14,932	14,844

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

(a) Name change. See Note 2.
Lord Abbett Series Fund Bond Debenture Portfolio	$ 20,176	$ 63,386
Lord Abbett Series Fund Growth and Income Portfolio	280,825	355,867
Lord Abbett Series Fund Mid Cap Stock Portfolio	50,702	126,728
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	7,079	77,166
Morningstar Balanced ETF Asset Allocation Portfolio	544,096	264,183
Morningstar Growth ETF Asset Allocation Portfolio	20,754	249,928
Morningstar Income and Growth ETF Asset Allocation Portfolio	85,493	156,212
Neuberger Berman AMT Mid Cap Growth Portfolio	36,343	75,687
PIMCO CommodityReal Return® Strategy Portfolio	295,518	272,019
PIMCO Real Return Portfolio	40,557	51,311
PIMCO Total Return Portfolio	38,498	116,200
Rydex VT Inverse Government Long Bond Strategy Fund	-	76
Templeton Developing Markets VIP Fund Class 1	75,373	39,730
Templeton Developing Markets VIP Fund Class 2	81,996	75,086
Templeton Foreign VIP Fund Class 1	154,468	255,318
Templeton Foreign VIP Fund Class 2	194,065	250,072
Templeton Global Bond VIP Fund	89,489	358,694
Templeton Growth VIP Fund Class 1	421,726	3,290,634
Templeton Growth VIP Fund Class 2	117,849	315,622
TVST Touchstone Balanced Fund	61,418	19,464
TVST Touchstone Bond Fund	48,592	93,086
TVST Touchstone Common Stock Fund	448,080	392,815
TVST Touchstone Small Company Fund	213,232	82,024
Virtus Duff & Phelps Real Estate Securities Series	439,103	451,550
Virtus KAR Capital Growth Series	10,324,859	6,759,424
Virtus KAR Enhanced Core Equity Series	874,656	847,085
Virtus KAR Small-Cap Growth Series	1,158,173	1,700,121
Virtus KAR Small-Cap Value Series	466,991	772,784
Virtus Newfleet Multi-Sector Intermediate Bond Series	400,357	1,008,543
Virtus SGA International Growth Series	519,620	979,463
Virtus Strategic Allocation Series	2,503,963	5,350,607
Wanger Acorn (a)	7,004,670	1,758,725
Wanger International	3,008,552	1,676,380
Wanger Select	900,520	122,065

(a) Name change. See Note 2.

Note 5. Related Party Transactions and Charges and Deductions

Related Party Transactions

NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions (continued)

Charges and Deductions

NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and expense risk and administrative charges” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NLA for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
The Big Edge Choice - NY	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions (continued)

Plan	Surrender Charge
Big Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0% 7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4: 8% 7% 7% 6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6% 5% 4% 3% 2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of changes in net assets.

B. Optional Rider and Benefit Charges

NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Terminations, withdrawals and annuity payments” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C. Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable subaccounts. These expenses are included in a separate line item “Mortality and expense risk and administrative charges” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions (continued)

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor’s Edge Option 1	0.125%	1.525%
Phoenix Investor’s Edge Option 2	0.125%	1.675%
Phoenix Investor’s Edge Option 3	0.125%	1.825%
Phoenix Investor’s Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner’s Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%
The Big Edge Choice – NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%

D. Other Charges

NNY may deduct other charges depending on the policy terms.

Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2022 and 2021, were as follows:

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Balanced Hedged Allocation Portfolio (a)	1,600	(29,861)	(28,261)	5,306	(131,914)	(126,608)
Alger Capital Appreciation Portfolio	2,240	(43,498)	(41,258)	508	(26,219)	(25,711)
AMT Sustainable Equity Portfolio	7,150	(85,390)	(78,240)	17,432	(153,473)	(136,041)
Calvert VP S&P MidCap 400 Index Portfolio	7,915	(27,799)	(19,884)	9,236	(86,137)	(76,901)
DWS Equity 500 Index VIP	190,688	(219,034)	(28,346)	104,261	(210,451)	(106,190)
DWS Small Cap Index VIP	5,809	(30,963)	(25,154)	4,699	(7,315)	(2,616)
Federated Hermes Fund for U.S. Government Securities II	159,189	(136,883)	22,306	222,998	(306,129)	(83,131)
Federated Hermes Government Money Fund II	1,479,339	(2,383,364)	(904,025)	2,043,973	(3,396,562)	(1,352,589)
Federated Hermes High Income Bond Fund II	61,234	(110,830)	(49,596)	10,773	(37,146)	(26,373)
Fidelity® VIP Contrafund® Portfolio	78,044	(283,116)	(205,072)	72,724	(429,098)	(356,374)
Fidelity® VIP Growth Opportunities Portfolio	74,282	(156,632)	(82,350)	166,213	(228,850)	(62,637)
Fidelity® VIP Growth Portfolio	48,123	(43,472)	4,651	67,684	(152,873)	(85,189)
Fidelity® VIP Investment Grade Bond Portfolio	150,228	(304,733)	(154,505)	361,320	(137,796)	223,524
Franklin Income VIP Fund	52,988	(135,088)	(82,100)	24,542	(229,312)	(204,770)
Franklin Mutual Shares VIP Fund	33,905	(227,596)	(193,691)	46,569	(282,812)	(236,243)
FTVIP Franklin DynaTech Fund (a)	352	(212)	140	3,448	(334)	3,114
Guggenheim VT Long Short Equity Fund	-	(37)	(37)	-	(35)	(35)
Invesco V.I. American Franchise Fund	31,175	(19,744)	11,431	3,173	(48,737)	(45,564)
Invesco V.I. Capital Appreciation Fund Series II (a)	15,539	(14,562)	977	3,295	(5,833)	(2,538)
Invesco V.I. Core Equity Fund Series I	24,495	(16,866)	7,629	1,140	(14,388)	(13,248)
Invesco V.I. Equity and Income Fund Series II	33,645	(38,763)	(5,118)	10,078	(55,382)	(45,304)
Invesco V.I. Global Fund Series II (a)	14,420	(52,542)	(38,122)	5,722	(16,256)	(10,534)
Invesco V.I. Main Street Mid Cap Fund® (a)	1,561	(7,988)	(6,427)	708	(5,858)	(5,150)
Invesco V.I. Main Street Small Cap Fund® (a)	12,641	(42,912)	(30,271)	6,134	(106,343)	(100,209)

(a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio Service	-	(5,246)	(5,246)	921	(2,617)	(1,696)
Lord Abbett Series Fund Bond Debenture Portfolio	1,714	(28,458)	(26,744)	8,765	(40,807)	(32,042)
Lord Abbett Series Fund Growth and Income Portfolio	40,162	(128,967)	(88,805)	60,648	(184,329)	(123,681)
Lord Abbett Series Fund Mid Cap Stock Portfolio	6,859	(53,543)	(46,684)	6,029	(57,382)	(51,353)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	12	(39,407)	(39,395)	10	(7,627)	(7,617)
Morningstar Balanced ETF Asset Allocation Portfolio	270,216	(154,197)	116,019	19,105	(88,071)	(68,966)
Morningstar Growth ETF Asset Allocation Portfolio	706	(128,816)	(128,110)	51,182	(27,628)	23,554
Morningstar Income and Growth ETF Asset Allocation Portfolio	5,469	(105,464)	(99,995)	217,455	(202,980)	14,475
Neuberger Berman AMT Mid Cap Growth Portfolio	11,172	(38,800)	(27,628)	68,150	(37,957)	30,193
PIMCO CommodityReal Return® Strategy Portfolio	166,025	(312,685)	(146,660)	29,454	(36,872)	(7,418)
PIMCO Real Return Portfolio	12,083	(31,801)	(19,718)	25,015	(36,075)	(11,060)
PIMCO Total Return Portfolio	7,481	(70,296)	(62,815)	56,665	(105,822)	(49,157)
Rydex VT Inverse Government Long Bond Strategy Fund	-	(164)	(164)	-	(75,238)	(75,238)
Templeton Developing Markets VIP Fund Class 1	1,569	(17,666)	(16,097)	2,432	(46,035)	(43,603)
Templeton Developing Markets VIP Fund Class 2	16,705	(42,676)	(25,971)	21,742	(37,807)	(16,065)
Templeton Foreign VIP Fund Class 1	3,529	(54,890)	(51,361)	5,707	(41,104)	(35,397)
Templeton Foreign VIP Fund Class 2	110,278	(136,585)	(26,307)	16,978	(144,210)	(127,232)
Templeton Global Bond VIP Fund	20,898	(77,699)	(56,801)	8,070	(38,956)	(30,886)
Templeton Growth VIP Fund Class 1	50,360	(451,496)	(401,136)	80,251	(308,496)	(228,245)
Templeton Growth VIP Fund Class 2	68,155	(168,688)	(100,533)	96,204	(226,910)	(130,706)
TVST Touchstone Balanced Fund	1	(6,889)	(6,888)	23,646	(33,760)	(10,114)
TVST Touchstone Bond Fund	19,683	(63,074)	(43,391)	114,842	(75,142)	39,700
TVST Touchstone Common Stock Fund	8,515	(110,482)	(101,967)	14,616	(217,669)	(203,053)
TVST Touchstone Small Company Fund	5,638	(24,680)	(19,042)	15,175	(173,699)	(158,524)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2022			2021
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Virtus Duff & Phelps Real Estate Securities Series	27,766	(67,456)	(39,690)	24,192	(176,170)	(151,978)
Virtus KAR Capital Growth Series	69,128	(295,551)	(226,423)	30,069	(575,766)	(545,697)
Virtus KAR Enhanced Core Equity Series	118,882	(464,170)	(345,288)	114,812	(502,623)	(387,811)
Virtus KAR Small-Cap Growth Series	13,186	(161,358)	(148,172)	29,333	(152,598)	(123,265)
Virtus KAR Small-Cap Value Series	29,095	(152,208)	(123,113)	20,294	(249,625)	(229,331)
Virtus Newfleet Multi-Sector Intermediate Bond Series	41,215	(165,488)	(124,273)	138,264	(249,226)	(110,962)
Virtus SGA International Growth Series	120,056	(345,409)	(225,353)	169,801	(552,220)	(382,419)
Virtus Strategic Allocation Series	34,883	(381,193)	(346,310)	15,986	(380,205)	(364,219)
Wanger Acorn (a)	37,539	(164,434)	(126,895)	8,313	(233,043)	(224,730)
Wanger International	70,681	(188,437)	(117,756)	12,181	(234,145)	(221,964)
Wanger Select	5,591	(19,292)	(13,701)	1,548	(45,542)	(43,994)

(a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2022, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio (a)
2022	313,819	1.50	1.66	483,350	3.11	1.00	1.65	(20.63)	(19.81)
2021	342,080	1.89	2.07	661,790	0.26	1.00	1.65	11.50	12.23
2020‡	468,688	1.69	1.84	817,284	2.15	1.00	1.65	7.45	8.16
2019	440,897	1.58	1.70	711,698	2.38	1.00	1.65	16.26	17.02
2018‡	449,029	1.36	1.46	621,475	1.65	1.00	1.65	(7.96)	(7.35)
Alger Capital Appreciation Portfolio
2022	252,349	4.31	4.08	804,397	-	0.90	1.80	(37.72)	(37.13)
2021	293,607	6.92	6.49	1,526,930	-	0.90	1.80	16.98	18.05
2020	319,318	5.91	5.50	1,410,290	-	0.90	1.80	39.21	40.48
2019	355,006	4.25	3.91	1,112,503	-	0.90	1.80	31.18	32.38
2018	403,248	3.24	2.96	950,321	0.08	0.90	1.80	(1.91)	(1.00)
AMT Sustainable Equity Portfolio
2022	753,998	1.23	1.27	941,625	0.12	0.90	1.80	(20.13)	(19.11)
2021	832,238	1.54	1.57	1,295,174	0.17	0.90	1.80	20.95	22.05
2020‡	968,279	1.27	1.29	1,240,184	0.36	0.90	1.80	17.14	18.21
2019	1,203,982	1.08	1.09	1,310,414	0.28	0.90	1.80	8.47	9.16

    (a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Calvert VP S&P MidCap 400 Index Portfolio
2022	262,395	3.04	3.26	811,694	0.94	0.90	1.38	(14.37)	(14.21)
2021	282,279	3.55	3.80	1,020,520	0.79	0.90	1.38	22.71	23.30
2020	359,180	2.90	3.08	1,063,063	1.15	0.90	1.38	11.77	12.30
2019	440,543	2.59	2.74	1,163,482	1.14	0.90	1.38	24.10	24.70
2018‡	483,084	2.09	2.20	1,026,029	1.17	0.90	1.38	(12.56)	(12.13)
DWS Equity 500 Index VIP
2022	1,368,697	3.34	4.21	5,315,106	1.24	0.90	1.80	(19.90)	(19.04)
2021	1,397,043	4.17	5.20	6,724,655	1.43	0.90	1.80	26.09	27.24
2020‡	1,503,233	3.31	4.09	5,691,216	1.62	0.90	1.80	15.97	17.03
2019	1,474,926	2.85	3.49	4,789,523	1.96	0.90	1.80	28.83	30.01
2018	1,627,461	2.21	2.69	4,075,625	1.66	0.90	1.80	(6.38)	(5.51)
DWS Small Cap Index VIP
2022	54,635	2.48	2.67	138,087	0.94	0.90	1.38	(21.77)	(21.24)
2021	79,789	3.17	3.39	259,557	0.85	0.90	1.38	12.93	13.47
2020	82,405	2.81	2.99	237,459	1.25	0.90	1.38	17.79	18.36
2019	144,574	2.38	2.52	351,661	1.04	0.90	1.38	23.50	24.10
2018‡	149,494	1.93	1.99	293,839	0.90	1.10	1.38	(12.46)	(12.21)
Federated Hermes Fund for U.S. Government Securities II
2022	1,750,783	1.14	1.44	2,341,477	1.84	0.90	1.80	(13.64)	(13.25)
2021	1,728,477	1.32	1.66	2,670,972	2.03	0.90	1.80	(3.81)	(2.93)
2020	1,811,608	1.38	1.71	2,901,561	2.57	0.90	1.80	3.32	4.27
2019	1,918,674	1.33	1.64	2,995,502	2.48	0.90	1.80	3.99	4.95
2018	2,165,332	1.28	1.56	3,219,961	2.41	0.90	1.80	(1.36)	(0.45)
Federated Hermes Government Money Fund II
2022	6,676,865	0.78	0.93	5,894,136	1.11	0.90	2.25	(1.27)	-
2021	7,580,890	0.79	0.93	6,706,887	0.00	0.90	2.25	(2.25)	(0.90)
2020	8,933,479	0.81	0.94	8,012,377	0.20	0.90	2.25	(2.05)	(0.69)
2019	8,943,001	0.86	0.94	8,106,896	1.63	0.90	1.80	(0.19)	0.73
2018	9,413,404	0.86	0.94	8,499,138	1.23	0.90	1.80	(0.58)	0.33

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Hermes High Income Bond Fund II
2022	360,046	2.42	2.94	916,898	5.94	0.90	1.80	(13.26)	(12.50)
2021	409,642	2.79	3.36	1,200,606	4.92	0.90	1.80	2.96	3.91
2020	436,015	2.71	3.23	1,235,794	5.87	0.90	1.80	3.69	4.64
2019	454,725	2.61	3.09	1,235,305	6.07	0.90	1.80	12.49	13.51
2018	512,526	2.32	2.72	1,228,763	8.31	0.90	1.80	(5.04)	(4.16)
Fidelity® VIP Contrafund® Portfolio
2022	2,403,079	4.27	4.80	9,338,882	0.39	0.90	1.80	(27.63)	(27.05)
2021	2,608,151	5.90	6.58	13,940,055	0.05	0.90	1.80	25.41	26.56
2020	2,964,525	4.71	5.20	12,582,550	0.15	0.90	1.80	28.09	29.26
2019	3,224,450	3.67	4.02	10,629,807	0.36	0.90	1.80	29.09	30.27
2018	3,496,362	2.85	3.09	8,905,976	0.59	0.90	1.80	(8.18)	(7.33)
Fidelity® VIP Growth Opportunities Portfolio
2022	801,276	4.31	4.25	2,961,853	-	0.90	1.80	(39.38)	(38.67)
2021	883,626	7.11	6.93	5,277,644	-	0.90	1.80	9.82	10.82
2020	946,263	6.47	6.26	5,167,513	0.01	0.90	1.80	65.47	66.98
2019	1,120,847	3.91	3.75	3,748,132	0.05	0.90	1.80	38.17	39.43
2018	1,270,338	2.83	2.69	3,093,976	0.10	0.90	1.80	10.31	11.33
Fidelity® VIP Growth Portfolio
2022	559,823	3.64	3.82	1,660,483	0.50	0.90	1.80	(25.87)	(25.24)
2021	555,172	4.91	5.11	2,213,523	-	0.90	1.80	20.87	21.98
2020	640,361	4.06	4.19	2,101,839	0.06	0.90	1.80	41.17	42.46
2019	637,752	2.88	2.94	1,482,480	0.16	0.90	1.80	31.77	32.98
2018	803,385	2.18	2.21	1,406,122	0.15	0.90	1.80	(2.08)	(1.18)
Fidelity® VIP Investment Grade Bond Portfolio
2022	1,242,400	1.23	1.43	1,659,755	2.09	0.90	1.80	(14.58)	(13.33)
2021	1,396,905	1.44	1.65	2,183,595	1.97	0.90	1.80	(2.51)	(1.62)
2020	1,173,381	1.48	1.68	1,869,650	2.15	0.90	1.80	7.29	8.27
2019	1,388,487	1.38	1.55	2,048,137	2.78	0.90	1.80	7.61	8.60
2018‡	1,345,423	1.28	1.43	1,833,051	2.41	0.90	1.80	(2.43)	(1.53)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Income VIP Fund
2022	856,315	1.82	2.12	1,597,508	4.89	0.90	1.80	(7.14)	(6.19)
2021	938,415	1.96	2.26	1,875,813	4.77	0.90	1.80	14.66	15.71
2020	1,143,185	1.71	1.96	1,976,754	5.95	0.90	1.80	(1.12)	(0.21)
2019	1,357,596	1.73	1.96	2,363,798	5.30	0.90	1.80	13.97	15.02
2018	1,636,966	1.52	1.70	2,487,021	4.85	0.90	1.80	(6.03)	(5.17)
Franklin Mutual Shares VIP Fund
2022	1,163,787	2.23	2.64	3,005,378	1.78	0.90	1.80	(8.98)	(8.33)
2021	1,357,478	2.45	2.88	3,850,778	2.82	0.90	1.80	17.03	18.10
2020	1,593,721	2.09	2.44	3,779,609	2.70	0.90	1.80	(6.75)	(5.90)
2019	1,910,019	2.24	2.59	5,011,656	1.78	0.90	1.80	20.37	21.47
2018	2,319,249	1.86	2.13	4,956,941	2.38	0.90	1.80	(10.71)	(9.89)
FTVIP Franklin DynaTech Fund (a)
2022	24,071	2.51	2.52	60,537	-	1.25	1.25	(40.80)	(40.57)
2021	23,931	4.24	4.24	101,504	-	1.25	1.25	14.69	14.69
2020	20,817	3.70	3.70	76,980	-	1.25	1.25	43.08	43.08
2019	31,597	2.58	2.58	81,669	-	1.25	1.25	29.53	29.53
2018‡	38,087	2.00	2.00	76,003	-	1.25	1.25	1.84	1.84
Guggenheim VT Long Short Equity Fund
2022	23,533	1.85	1.94	43,527	0.47	1.00	1.25	(15.53)	(15.28)
2021	23,570	2.19	2.29	51,562	0.66	1.00	1.25	22.25	22.56
2020	23,605	1.79	1.87	42,237	0.75	1.00	1.25	3.62	3.88
2019	49,057	1.73	1.80	84,668	0.56	1.00	1.25	4.22	4.48
2018	52,768	1.66	1.72	87,513	-	1.00	1.25	(14.03)	(13.81)

    (a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. American Franchise Fund
2022	308,625	2.44	2.69	795,167	-	0.90	1.80	(32.22)	(31.73)
2021	297,194	3.60	3.94	1,127,829	-	0.90	1.80	9.91	10.92
2020	342,758	3.28	3.55	1,177,201	0.07	0.90	1.80	39.80	41.07
2019	420,189	2.34	2.52	1,026,797	-	0.90	1.80	34.30	35.53
2018	498,019	1.75	1.86	901,302	-	0.90	1.80	(5.37)	(4.50)
Invesco V.I. Capital Appreciation Fund Series II (a)
2022	46,189	2.57	2.69	118,986	-	0.90	1.25	(32.01)	(31.55)
2021	45,212	3.78	3.93	170,813	-	0.90	1.25	20.75	21.18
2020	47,750	3.13	3.24	149,388	-	0.90	1.25	34.54	35.02
2019	47,364	2.32	2.40	110,134	-	0.90	1.25	34.15	34.63
2018‡	48,173	1.73	1.78	83,496	-	0.90	1.25	(7.14)	(6.81)
Invesco V.I. Core Equity Fund Series I
2022	111,168	2.32	2.53	263,917	0.99	0.90	1.40	(21.89)	(21.18)
2021	103,539	2.97	3.21	313,855	0.66	0.90	1.40	25.95	26.59
2020‡	116,787	2.35	2.54	281,028	1.37	0.90	1.40	12.26	12.83
2019‡	125,479	2.10	2.25	268,786	0.94	0.90	1.40	27.16	27.80
2018	142,557	1.60	1.76	239,036	0.89	0.90	1.65	(10.90)	(10.21)
Invesco V.I. Equity and Income Fund Series II
2022	177,586	2.12	2.39	398,344	1.45	1.10	1.80	(9.40)	(8.78)
2021	182,704	2.46	2.62	451,231	1.48	1.10	1.25	16.87	17.05
2020	228,008	2.11	2.24	481,585	2.22	1.10	1.25	8.28	8.45
2019	208,246	1.95	2.06	406,246	2.04	1.10	1.25	18.51	18.69
2018‡	253,475	1.64	1.74	417,032	1.87	1.10	1.25	(10.86)	(10.73)

    (a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Global Fund Series II (a)
2022	144,671	1.92	2.17	293,884	-	0.90	1.60	(33.10)	(32.40)
2021	182,793	2.87	3.21	552,642	-	0.90	1.60	13.33	14.14
2020	193,327	2.53	2.81	513,923	0.42	0.90	1.60	25.30	26.19
2019	236,503	2.02	2.23	500,158	0.67	0.90	1.60	29.35	30.27
2018	309,839	1.56	1.71	504,330	0.78	0.90	1.60	(14.79)	(14.18)
Invesco V.I. Main Street Mid Cap Fund® (a)
2022	55,785	2.29	2.70	135,952	0.34	0.90	1.80	(15.81)	(15.09)
2021	62,212	2.72	3.18	180,516	0.45	0.90	1.80	21.03	22.14
2020	67,362	2.25	2.60	161,362	0.71	0.90	1.80	7.28	8.27
2019	71,374	2.09	2.40	158,801	0.50	0.90	1.80	23.02	24.15
2018	86,276	1.70	1.93	156,097	0.51	0.90	1.80	(12.95)	(12.15)
Invesco V.I. Main Street Small Cap Fund® (a)
2022	285,320	2.41	2.81	721,553	0.26	0.90	1.80	(17.47)	(16.62)
2021	315,591	2.92	3.37	964,694	0.18	0.90	1.80	20.07	21.16
2020	415,800	2.43	2.78	1,056,613	0.34	0.90	1.80	17.48	18.56
2019	554,458	2.07	2.35	1,214,229	-	0.90	1.80	23.87	25.00
2018‡	670,638	1.67	1.88	1,180,829	0.06	0.90	1.80	(12.16)	(11.35)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio Service
2022	19,010	2.44	2.82	51,262	-	1.00	1.80	(17.01)	(16.32)
2021	24,256	2.94	3.37	78,404	0.05	1.00	1.80	17.72	18.67
2020	25,952	2.50	2.84	70,853	0.21	1.00	1.80	4.85	5.70
2019	33,979	2.39	2.69	87,974	-	1.00	1.80	27.59	28.63
2018	35,929	1.87	2.09	72,496	0.02	1.00	1.80	(14.81)	(14.11)

    (a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Fund Bond Debenture Portfolio
2022	166,924	1.81	2.13	331,126	4.09	0.90	1.80	(14.62)	(13.77)
2021	193,668	2.12	2.47	446,644	2.91	0.90	1.80	1.42	2.35
2020	225,710	2.09	2.41	512,490	3.77	0.90	1.80	5.37	6.34
2019	243,791	1.98	2.27	522,738	3.68	0.90	1.80	11.32	12.34
2018	282,384	1.78	2.02	542,684	3.99	0.90	1.80	(5.75)	(4.89)
Lord Abbett Series Fund Growth and Income Portfolio
2022	788,209	2.22	2.60	1,908,452	1.29	0.90	1.80	(10.84)	(10.34)
2021	877,014	2.49	2.90	2,379,818	1.01	0.90	1.80	26.70	27.86
2020‡	1,000,695	1.97	2.27	2,133,847	1.66	0.90	1.80	0.85	1.77
2019	1,165,207	1.95	2.23	2,455,578	1.66	0.90	1.80	20.29	21.39
2018‡	1,255,597	1.62	1.84	2,187,073	1.46	0.90	1.80	(9.81)	(8.98)
Lord Abbett Series Fund Mid Cap Stock Portfolio
2022	221,278	2.01	2.36	487,211	0.76	0.90	1.80	(12.61)	(11.94)
2021	267,962	2.30	2.68	673,070	0.55	0.90	1.80	26.38	27.54
2020	319,315	1.82	2.10	630,609	1.03	0.90	1.80	0.65	1.57
2019	444,259	1.81	2.07	869,037	0.88	0.90	1.80	20.44	21.54
2018	504,473	1.50	1.70	814,828	0.61	0.90	1.80	(16.57)	(15.81)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2022	71,959	1.82	1.95	134,549	1.08	1.25	1.80	(14.95)	(14.47)
2021	111,354	2.14	2.28	246,051	1.07	1.25	1.80	16.21	16.86
2020	118,971	1.84	1.95	225,176	1.82	1.25	1.80	7.98	8.59
2019	128,504	1.70	1.79	224,239	1.44	1.25	1.80	19.97	20.64
2018	158,355	1.42	1.49	230,187	1.31	1.25	1.80	(10.97)	(10.47)
Morningstar Balanced ETF Asset Allocation Portfolio
2022	825,379	1.46	1.57	1,276,411	1.67	1.20	1.80	(14.62)	(14.21)
2021	709,360	1.71	1.83	1,269,493	1.30	1.20	1.80	8.80	9.46
2020‡	778,326	1.57	1.67	1,273,277	1.75	1.20	1.80	7.16	7.81
2019	999,481	1.46	1.56	1,522,497	1.93	1.10	1.80	14.17	14.98
2018‡	1,241,912	1.28	1.36	1,651,164	1.78	1.10	1.80	(7.93)	(7.27)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Morningstar Growth ETF Asset Allocation Portfolio
2022	188,287	1.68	1.85	335,701	1.23	1.00	1.80	(14.72)	(14.35)
2021	316,397	1.97	2.16	660,012	1.26	1.00	1.80	12.82	13.74
2020	292,843	1.75	1.90	538,002	2.10	1.00	1.80	8.03	8.91
2019	281,671	1.62	1.74	476,461	1.79	1.00	1.80	17.61	18.57
2018	291,947	1.37	1.47	417,515	1.52	1.00	1.80	(9.70)	(8.97)
Morningstar Income and Growth ETF Asset Allocation Portfolio
2022	918,209	1.23	1.36	1,206,318	1.67	1.00	1.80	(14.58)	(13.38)
2021	1,018,204	1.44	1.57	1,544,870	1.44	1.00	1.80	4.55	5.40
2020	1,003,729	1.37	1.49	1,434,890	1.95	1.00	1.80	6.48	7.35
2019	1,229,664	1.29	1.39	1,647,336	2.12	1.00	1.80	10.87	11.77
2018‡	1,227,629	1.16	1.24	1,476,182	1.98	1.00	1.80	(5.98)	(5.21)
Neuberger Berman AMT Mid Cap Growth Portfolio
2022	47,119	1.55	1.64	75,347	-	0.90	1.65	(30.18)	(29.31)
2021	74,747	2.22	2.32	169,843	-	0.90	1.65	10.87	11.71
2020‡	44,554	2.00	2.08	90,938	-	0.90	1.65	37.41	38.45
2019	45,833	1.46	1.50	67,846	-	0.90	1.65	30.30	31.29
2018‡	74,177	1.12	1.14	83,902	-	0.90	1.65	(8.11)	(7.40)
PIMCO CommodityReal Return® Strategy Portfolio
2022	870,194	0.71	0.83	677,369	20.35	0.90	1.80	7.58	7.79
2021	1,016,854	0.66	0.77	732,077	4.03	0.90	1.80	30.72	31.92
2020	1,229,809	0.51	0.58	674,047	6.11	0.90	1.80	(0.59)	0.32
2019	1,131,991	0.51	0.58	621,479	4.38	0.90	1.80	9.35	10.35
2018	1,161,826	0.47	0.53	580,707	1.87	0.90	1.80	(15.75)	(14.98)
PIMCO Real Return Portfolio
2022	219,777	1.35	1.47	310,909	6.86	1.00	1.60	(12.90)	(12.50)
2021	239,495	1.55	1.68	389,181	4.90	1.00	1.60	3.80	4.43
2020	246,913	1.50	1.61	385,072	1.33	1.00	1.60	9.82	10.49
2019	259,465	1.36	1.46	367,360	1.52	1.00	1.60	6.60	7.25
2018	292,611	1.28	1.36	389,045	2.41	1.00	1.60	(3.88)	(3.29)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

PIMCO Total Return Portfolio
2022	687,733	1.33	1.54	987,381	2.50	0.90	1.80	(15.82)	(15.38)
2021	750,548	1.58	1.82	1,273,449	1.72	0.90	1.80	(3.14)	(2.25)
2020	799,705	1.63	1.86	1,393,208	2.03	0.90	1.80	6.59	7.56
2019	891,120	1.53	1.73	1,445,921	2.94	0.90	1.80	6.30	7.27
2018	2,065,565	1.44	1.61	3,131,611	2.45	0.90	1.80	(2.43)	(1.53)
Rydex VT Inverse Government Long Bond Strategy Fund
2022	8,013	0.24	0.24	1,954	-	1.80	1.80	41.18	41.18
2021‡	8,177	0.17	0.17	1,395	-	1.80	1.80	(0.84)	(0.84)
2020	83,415	0.17	0.18	14,603	0.29	1.65	1.80	(22.51)	(22.39)
2019	67,116	0.22	0.23	15,125	-	1.65	1.80	(14.85)	(14.72)
2018	60,118	0.26	0.27	15,840	-	1.65	1.80	1.91	2.07
Templeton Developing Markets VIP Fund Class 1
2022	400,623	1.62	1.62	650,936	2.93	1.38	1.38	(22.86)	(22.86)
2021	416,720	2.10	2.10	876,787	1.10	1.38	1.38	(6.81)	(6.81)
2020	460,323	2.26	2.26	1,039,280	4.36	1.38	1.38	15.78	15.78
2019	476,285	1.95	1.95	928,801	1.23	1.38	1.38	25.18	25.18
2018	552,457	1.56	1.56	860,665	1.06	1.38	1.38	(16.61)	(16.61)
Templeton Developing Markets VIP Fund Class 2
2022	336,245	1.07	3.26	507,256	2.63	0.90	1.60	(23.57)	(22.75)
2021	362,216	1.40	4.22	716,148	0.89	0.90	1.60	(7.25)	(6.59)
2020	378,281	1.51	4.51	815,308	4.06	0.90	1.60	15.31	16.13
2019	391,268	1.31	3.89	734,700	0.99	0.90	1.60	24.67	25.56
2018‡	435,355	1.05	3.10	650,992	0.87	0.90	1.60	(17.15)	(16.56)
Templeton Foreign VIP Fund Class 1
2022	1,149,705	3.63	3.63	4,175,002	3.37	1.38	1.38	(8.79)	(8.79)
2021	1,201,066	3.98	3.98	4,774,826	2.02	1.38	1.38	3.00	3.00
2020	1,236,463	3.86	3.86	4,772,301	3.56	1.38	1.38	(2.28)	(2.28)
2019	1,413,259	3.95	3.95	5,581,772	2.03	1.38	1.38	11.29	11.29
2018	1,690,324	3.55	3.55	5,998,923	2.88	1.38	1.38	(16.44)	(16.44)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Foreign VIP Fund Class 2
2022	430,955	1.53	1.66	732,495	3.10	0.90	1.80	(8.93)	(8.29)
2021	457,262	1.68	1.81	871,436	1.93	0.90	1.80	2.29	3.22
2020	584,494	1.64	1.75	1,094,074	3.36	0.90	1.80	(2.94)	(2.05)
2019	691,554	1.69	1.79	1,338,966	1.74	0.90	1.80	10.51	11.52
2018	736,166	1.53	1.60	1,281,977	2.68	0.90	1.80	(16.97)	(16.21)
Templeton Global Bond VIP Fund
2022	357,762	4.31	4.31	1,542,533	-	1.38	1.38	(6.10)	(6.10)
2021	414,563	4.59	4.59	1,904,618	-	1.38	1.38	(5.93)	(5.93)
2020	445,449	4.88	4.88	2,175,624	8.45	1.38	1.38	(6.38)	(6.38)
2019	490,197	5.22	5.22	2,557,275	7.06	1.38	1.38	0.85	0.85
2018	563,866	5.17	5.17	2,916,723	-	1.38	1.38	0.80	0.80
Templeton Growth VIP Fund Class 1
2022	2,434,092	6.56	6.56	15,970,717	0.52	1.38	1.38	(12.53)	(12.53)
2021	2,835,228	7.50	7.50	21,269,026	1.32	1.38	1.38	3.81	3.81
2020	3,063,473	7.23	7.23	22,136,996	3.21	1.38	1.38	4.53	4.53
2019	3,370,930	6.91	6.91	23,302,883	3.00	1.38	1.38	13.85	13.85
2018	3,773,766	6.07	6.07	22,914,342	2.24	1.38	1.38	(15.79)	(15.79)
Templeton Growth VIP Fund Class 2
2022	1,005,113	1.62	1.94	1,795,256	0.16	0.90	1.80	(12.90)	(12.22)
2021	1,105,646	1.86	2.21	2,253,583	1.11	0.90	1.80	2.99	3.93
2020‡	1,236,352	1.81	2.12	2,423,922	2.92	0.90	1.80	3.90	4.85
2019	1,488,375	1.74	2.03	2,867,243	2.78	0.90	1.80	13.08	14.12
2018	1,799,709	1.54	1.77	3,026,022	2.02	0.90	1.80	(16.39)	(15.62)
TVST Touchstone Balanced Fund
2022	112,973	2.15	2.23	243,461	0.48	1.00	1.25	(16.99)	(17.10)
2021	119,861	2.59	2.69	311,274	0.21	1.00	1.25	15.61	15.90
2020	129,975	2.24	2.32	292,010	1.25	1.00	1.25	17.67	17.97
2019	144,249	1.90	1.96	275,331	1.45	1.00	1.25	21.27	21.58
2018	140,839	1.57	1.62	222,450	1.50	1.00	1.25	(7.25)	(7.01)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

TVST Touchstone Bond Fund
2022	553,573	1.18	1.34	700,448	1.96	1.00	1.80	(15.71)	(14.65)
2021	596,964	1.40	1.57	889,312	2.52	1.00	1.80	(2.98)	(2.19)
2020	557,264	1.44	1.60	851,940	1.73	1.00	1.80	7.74	8.62
2019	577,831	1.33	1.47	815,498	1.33	1.00	1.80	8.47	9.36
2018	650,901	1.23	1.35	843,947	2.14	1.00	1.80	(3.65)	(2.86)
TVST Touchstone Common Stock Fund
2022	961,506	2.74	3.11	2,837,740	0.40	1.00	1.80	(19.17)	(18.37)
2021	1,063,473	3.39	3.81	3,864,579	0.52	1.00	1.80	25.55	26.57
2020	1,266,526	2.70	3.01	3,650,595	0.60	1.00	1.80	21.45	22.44
2019	1,462,176	2.23	2.46	3,453,906	0.54	1.00	1.80	26.27	27.30
2018	1,667,140	1.76	1.93	3,103,419	1.23	1.00	1.80	(9.71)	(8.97)
TVST Touchstone Small Company Fund
2022	232,252	2.67	3.03	671,237	0.03	1.00	1.80	(16.04)	(15.13)
2021	251,294	3.18	3.57	860,737	0.05	1.00	1.80	21.94	22.93
2020‡	409,818	2.61	2.91	1,148,415	0.16	1.00	1.80	16.56	17.51
2019	439,417	2.24	2.47	1,051,132	0.03	1.00	1.80	19.22	20.18
2018	461,539	1.88	2.06	920,805	-	1.00	1.80	(9.64)	(8.90)
Virtus Duff & Phelps Real Estate Securities Series
2022	629,145	4.95	6.62	4,741,917	0.99	0.90	1.80	(27.42)	(26.77)
2021	668,835	6.82	9.04	6,589,436	0.69	0.90	1.80	43.78	45.10
2020	820,813	4.75	6.23	5,689,567	1.14	0.90	1.80	(3.32)	(2.43)
2019	864,082	4.91	6.39	6,449,428	1.64	0.90	1.80	25.13	26.27
2018	1,030,244	3.92	5.06	5,869,117	1.57	0.90	1.80	(8.22)	(7.37)
Virtus KAR Capital Growth Series
2022	3,254,812	2.38	1.76	50,875,633	-	0.90	1.80	(37.20)	(36.92)
2021	3,481,235	3.79	2.79	88,174,867	-	0.90	1.80	10.12	11.13
2020‡	4,026,932	3.44	2.51	91,583,265	-	0.90	1.80	47.53	48.88
2019	4,415,052	2.33	1.68	67,370,435	-	0.90	1.80	37.36	38.61
2018	5,068,999	1.70	1.22	55,779,230	-	0.90	1.80	(8.93)	(8.09)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus KAR Enhanced Core Equity Series
2022	2,280,662	2.44	2.78	7,083,079	2.39	0.90	2.25	(4.69)	(3.14)
2021	2,625,950	2.56	2.87	8,477,915	2.22	0.90	2.25	14.75	16.33
2020‡	3,013,761	2.23	2.47	8,394,983	1.58	0.90	2.25	12.33	13.88
2019	3,660,129	1.98	2.17	9,013,537	1.18	0.90	2.25	25.78	27.52
2018‡	4,184,198	1.58	1.70	8,103,173	0.98	0.90	2.25	(14.83)	(13.65)
Virtus KAR Small-Cap Growth Series
2022	1,037,525	7.48	9.01	8,660,354	-	0.90	1.80	(31.63)	(30.96)
2021	1,185,697	10.94	13.05	14,404,688	-	0.90	1.80	3.10	4.04
2020	1,308,962	10.61	12.55	15,325,240	-	0.90	1.80	42.05	43.34
2019	1,430,271	7.47	8.75	11,717,415	-	0.90	1.80	34.84	36.08
2018‡	1,645,617	5.54	6.43	9,943,492	-	0.90	1.80	9.65	10.66
Virtus KAR Small-Cap Value Series
2022	1,142,322	3.55	4.94	4,645,155	0.20	0.90	1.80	(25.42)	(24.81)
2021	1,265,435	4.76	6.57	6,957,421	0.11	0.90	1.80	17.57	18.64
2020	1,494,766	4.05	5.54	6,920,570	1.03	0.90	1.80	27.32	28.48
2019	1,783,559	3.18	4.31	6,541,424	0.95	0.90	1.80	22.39	23.51
2018	1,995,690	2.60	3.49	5,956,981	0.87	0.90	1.80	(17.40)	(16.64)
Virtus Newfleet Multi-Sector Intermediate Bond Series
2022	1,690,479	2.01	2.51	8,151,910	3.29	0.90	1.80	(11.06)	(10.36)
2021	1,814,752	2.26	2.80	9,974,078	2.72	0.90	1.80	(0.74)	0.16
2020	1,925,714	2.28	2.79	10,963,369	3.20	0.90	1.80	4.62	5.58
2019	2,041,372	2.18	2.65	11,424,839	3.56	0.90	1.80	8.48	9.48
2018	2,354,874	2.01	2.42	11,818,398	3.79	0.90	1.80	(4.42)	(3.54)
Virtus SGA International Growth Series
2022	3,951,209	2.07	1.80	10,508,463	-	0.90	1.80	(20.08)	(19.28)
2021	4,176,562	2.59	2.23	13,855,175	-	0.90	1.80	6.37	7.35
2020	4,558,981	2.43	2.07	14,061,426	-	0.90	1.80	21.41	22.53
2019	5,062,359	2.00	1.69	12,766,860	0.83	0.90	1.80	16.41	17.47
2018	5,759,901	1.72	1.44	12,686,579	2.81	0.90	1.80	(18.18)	(17.42)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus Strategic Allocation Series
2022	2,239,154	2.02	2.52	25,395,194	0.24	0.90	1.80	(31.76)	(31.34)
2021	2,585,464	2.96	3.67	42,988,023	0.39	0.90	1.80	5.64	6.60
2020	2,949,683	2.80	3.44	45,798,851	0.67	0.90	1.80	31.55	32.75
2019	3,354,126	2.13	2.59	38,883,130	1.20	0.90	1.80	23.78	24.91
2018	3,835,674	1.72	2.07	36,133,824	1.32	0.90	1.80	(7.59)	(6.74)
Wanger Acorn (a)
2022	1,819,571	3.31	4.32	17,034,463	-	0.90	1.80	(34.58)	(34.05)
2021	1,946,466	5.06	6.55	27,751,658	0.73	0.90	1.80	6.94	7.92
2020	2,171,196	4.73	6.06	28,550,585	-	0.90	1.80	22.00	23.11
2019	2,414,161	3.88	4.93	25,681,229	0.26	0.90	1.80	28.75	29.92
2018	3,032,800	3.01	3.79	25,322,496	0.09	0.90	1.80	(3.24)	(2.35)
Wanger International
2022	1,601,469	3.51	3.19	12,074,809	0.92	0.90	1.80	(35.00)	(34.36)
2021	1,719,225	5.40	4.86	20,182,973	0.55	0.90	1.80	16.67	17.74
2020	1,941,189	4.63	4.13	19,369,287	2.03	0.90	1.80	12.31	13.34
2019	2,155,826	4.12	3.64	19,192,692	0.78	0.90	1.80	27.66	28.82
2018	2,799,589	3.23	2.83	20,058,016	2.04	0.90	1.80	(19.19)	(18.44)
Wanger Select
2022	314,494	2.99	4.12	1,546,229	-	0.90	1.80	(35.97)	(35.42)
2021	328,195	4.67	6.38	2,512,109	-	0.90	1.80	3.93	4.88
2020	372,189	4.49	6.08	2,708,692	0.77	0.90	1.80	24.38	25.51
2019	437,502	3.61	4.85	2,558,768	0.06	0.90	1.80	26.98	28.14
2018	969,804	2.84	3.78	4,528,507	0.17	0.90	1.80	(14.00)	(13.20)

    (a) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(‡) For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP
One Financial Plaza
755 Main Street
Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of Nassau Life Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Nassau Life Variable Accumulation Account (the Separate Account) as of December 31, 2022, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations and the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

AB VPS Balanced Hedged Allocation Portfolio(1)

Alger Capital Appreciation Portfolio

AMT Sustainable Equity Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

FTVIP Franklin DynaTech Fund

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

Guggenheim VT Long Short Equity Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Global Fund - Series II Shares

Invesco V.I. Main Street Small Cap Fund®

Invesco V.I. American Franchise Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Main Street Mid Cap Fund®

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO CommodityRealReturn® Strategy Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Rydex VT Inverse Government Long Bond Strategy Fund

Templeton Developing Markets VIP Fund – Class 1 Shares

Templeton Developing Markets VIP Fund – Class 2 Shares

Templeton Foreign VIP Fund – Class 1 Shares

Templeton Foreign VIP Fund – Class 2 Shares

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund – Class 1 Shares

Templeton Growth VIP Fund – Class 2 Shares

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus SGA International Growth Series

Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series

Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus KAR Enhanced Core Equity Series

Virtus Strategic Allocation Series

Wanger International

Wanger Select

Wanger Acorn(1)

(1)See Note 2 to the financial statements for the former name of the subaccount

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4261 © 2022 The Nassau Companies of New York	12-22